                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-16270
                                                               File No. 811-5267

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

     Pre-Effective Amendment No.                                           [X]

     Post-Effective Amendment No.    23

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]



     Amendment No.   23

                              VOYAGEUR FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           February 27, 1998
                                                               -----------------

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b)

     __X__ on February 27, 1998 pursuant to paragraph (b)

     _____ 60 days after filing pursuant to paragraph (a)(1)

     _____ on (date) pursuant to paragraph (a)(1)

     _____ 75 days after filing pursuant to paragraph (a)(2)

     _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendement

                      Title of Securities Being Registered
                      ------------------------------------
                         Class A Shares, Class B Shares
                  Class C Shares and Institutional Class Shares

                             --- C O N T E N T S ---



         This Post-Effective Amendment No. 23 to Registration File No. 33-16270 includes the following:


1.       Facing Page

2.       Contents Page

3.       Cross-Reference Sheets

4.       Part A - Prospectus

5.       Part B - Statement of Additional Information

6.       Part C - Other Information

7.       Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

      Item No.        Description                                                                  Location in Prospectus
      --------        -----------                                                                  ----------------------

          1           Cover Page....................................................                        Cover

          2           Synopsis......................................................                  Synopsis; Summary
                                                                                                         of Expenses

          3           Condensed Financial Information...............................                 Financial Highlights


          4           General Description of Registrant.............................                 Investment Objective
                                                                                                     and Policies; Classes
                                                                                                          of Shares

          5           Management of the Fund........................................                 Management of the Fund

          6           Capital Stock and Other Securities ...........................                 The Delaware Difference;
                                                                                                        Classes of Shares

          7           Purchase of Securities Being Offered..........................                    Cover; How to Buy Shares;
                                                                                                     Calculation of Offering Price
                                                                                                        and Net Asset Value Per
                                                                                                     Share; Management of the Fund

          8           Redemption or Repurchase......................................                    How to Buy Shares;
                                                                                                     Redemption and Exchange

          9           Legal Proceedings.............................................                        None


                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                                 Location in Statement of
      Item No.        Description                                                                  Additional Information
      --------        -----------                                                                  ----------------------

            10        Cover Page....................................................                        Cover

            11        Table of Contents.............................................                  Table of Contents

            12        General Information and History...............................                   Not Applicable

            13        Investment Objectives and Policy..............................                 Investment Policies
                                                                                                      and Restrictions

            14        Management of the Registrant..................................               Officers and Directors

            15        Control Persons and Principal
                      Holders of Securities.........................................               Officers and Directors

            16        Investment Advisory and Other Services........................         Officers and Directors; Investment
                                                                                                Management Agreement; General
                                                                                              Information; Financial Statements

            17        Brokerage Allocation..........................................                  Trading Practices

            18        Capital Stock and Other Securities............................                 Capitalization and
                                                                                                    Noncumulative Voting
                                                                                                 (under General Information)

            19        Purchase, Redemption and Pricing of Securities
                      Being Offered.................................................             Purchasing Shares; Offering
                                                                                                     Price; Redemption;
                                                                                                     Exchange Privilege

            20        Tax Status....................................................                        Taxes

            21        Underwriters .................................................                  Purchasing Shares

            22        Calculation of Performance Data...............................               Performance Information

            23        Financial Statements..........................................                Financial Statements


                              CROSS-REFERENCE SHEET

                                     PART C

      Item No.        Description                                                                    Location in Part C
      --------        -----------                                                                    ------------------
            24        Financial Statements and Exhibits.............................                       Item 24

            25        Persons Controlled by or under Common Control
                      with Registrant...............................................                       Item 25

            26        Number of Holders of Securities...............................                       Item 26

            27        Indemnification...............................................                       Item 27

            28        Business and Other Connections of Investment
                      Adviser.......................................................                       Item 28

            29        Principal Underwriters........................................                       Item 29

            30        Location of Accounts and Records..............................                       Item 30

            31        Management Services...........................................                       Item 31

            32        Undertakings..................................................                       Item 32


          Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

----------------------------------------------


US GOVERNMENT SECURITIES FUND

----------------------------------------------

A CLASS

----------------------------------------------

B CLASS

----------------------------------------------

C CLASS

----------------------------------------------

INSTITUTIONAL CLASS

----------------------------------------------






PROSPECTUS

----------------------------------------------

FEBRUARY 27, 1998

US GOVERNMENT SECURITIES FUND                                         PROSPECTUS
A CLASS SHARES                                                 FEBRUARY 27, 1998
B CLASS SHARES
C CLASS SHARES
INSTITUTIONAL CLASS

                -----------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265

     This Prospectus describes shares of Delaware-Voyageur US Government Securities Fund series (the "Fund") of Voyageur Funds, Inc., a professionally managed mutual fund of the series type. The Fund's investment objective is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund will seek to achieve its investment objective by investing in U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by the U.S. government, or otherwise backed by the full faith and credit of the U.S. government, and repurchase agreements fully secured by such obligations. The Fund invests a significant portion of its assets in mortgage participation certificates guaranteed by the Government National Mortgage Association. See Investment Objective and Policies.

     The Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares." The Fund also offers an Institutional Class, which is available for purchase only by certain investors. Each class is referred to as, individually, a "Class" and, collectively, the "Classes."

     This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Voyageur Funds, Inc.'s registration statement), dated February 27, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in the Annual Report of Voyageur Funds, Inc. for the fiscal year ended October 31, 1997, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Voyageur Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

TABLE OF CONTENTS

Cover Page                               Rlasses of Shares
Synopsis                                 How to Buy Shares
Summary of Expenses                      Redemption and Exchange
Financial Highlights                     Dividends and Distributions
Investment Objective and Policies        Taxes
   Suitability                           Calculation of Offering Price and
   Investment Strategy                       Net Ssset Value Per Share
The Delaware Difference                  Management of the Fund
   Plans and Services                    Other Investment Policies and
                                             Risk Considerations

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
     The investment objective of the Fund is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund will seek to achieve its investment objective by investing in U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by the U.S. government, or otherwise backed by the full faith and credit of the U.S. government, and repurchase agreements fully secured by such obligations. The Fund invests a significant portion of its assets in mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA Certificates"). For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
     Although the securities in the Fund's portfolio are guaranteed as to principal and interest by the U.S. government or otherwise backed by the full faith and credit of the U.S. government, the market value of these securities upon which the Fund's daily net asset value is based will fluctuate and will tend to vary inversely with changes in prevailing interest rates. As a result, the price per share a shareholder receives on redemption may be more or less than the price originally paid for the shares. The dividends per share paid by the Fund may also vary. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

     The yield and payment characteristics of GNMA Certificates differ from traditional debt securities. When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or foreclosed, such principal payments are passed through to the Certificate holders (such as the Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate.

Investment Manager, Sub-Adviser, Distributor and Transfer Agent
     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Voyageur Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds available from Delaware Investments. The Manager employs Voyageur Asset Management LLC (the "Sub-Adviser") as the Fund's Sub-Adviser. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds available from Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds available from Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the Sub-Adviser and the fees payable under the Fund's Investment Management Agreement and the Sub-Advisory Agreement.

Sales Charges
     The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.

     The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     Institutional Class Shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class Shares are subject to annual 12b-1 Plan expenses for the life of the investment. However, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired on or after March 1, 1998.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
     Generally, the minimum initial investment in Class A Shares, Class B Shares and Class C Shares is $1,000. Subsequent investments for Class A Shares, Class B Shares and Class C Shares generally must be at least $100. There are no minimum investment amount requirements for Institutional Class Shares.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a Limited CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
     Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of Class A Shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares.

     Institutional Class Shares of the Fund may be redeemed at the net asset value calculated after receipt of the redemption request. Neither the Fund nor the Distributor assesses a charge for redemptions of Institutional Class Shares.

     There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
     Voyageur Funds, Inc. is an open-end, registered management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Voyageur Funds, Inc. was organized as a Minnesota corporation on April 15, 1987. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

     A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Fund follows.

                                                                          Class A       Class B      Class C     Institutional
Shareholder Transaction Expenses                                           Shares       Shares       Shares      Class Shares
--------------------------------                                        -----------  ------------ ------------  --------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price). ................................  4.75%          None          None             None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price) .................................   None          None          None             None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds,
  as applicable) ......................................................  1.00%(1)      4.00%(2)      1.00%(3)          None
Redemption Fees .......................................................   None(4)       None(4)      None(4)           None

Annual Operating Expenses (as a                                           Class A       Class B      Class C     Institutional
percentage of average daily net assets)                                    Shares       Shares       Shares      Class Shares
-----------------------------------------                               -----------  ------------ ------------  --------------
Management Fees(7).....................................................   0.50%         0.50%        0.50%             0.50%
12b-1 Plan Expenses ...................................................   0.25%(5)      1.00%(5)     1.00%(5)          0.25%(5,6)
Other Operating Expenses ..............................................   0.27%         0.27%         0.27%            0.27%
                                                                         -------       -------       -------          -----
Total Fund Operating Expenses(7).......................................   1.02%         1.77  %       1.77%            1.02%
                                                                         =======       =======       =======          =====

(1) Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time.

(2) Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative -- Class B Shares, and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares.

(3) Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative -- Class C Shares and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares.

(4) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

(5) Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.

(6) The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. As the portion of assets attributable to Institutional Class Shares acquired on or after March 1, 1998 increases, and so long as the Distributor's voluntary waiver is in effect with respect to those shares, this figure will decrease. See Distribution (12b-1) and Service under Management of the Fund.

(7) The Annual Operating Expenses for the Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of the Fund from time to time. For the period from January 1, 1998 through April 30, 1999, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest expense, brokerage fees and commissions) do not exceed, on an annualized basis, 1.00% of the average daily net assets of each Class of the Fund. See Expenses under Management of the Fund for a discussion of the waivers.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                                                  Assuming Redemption                       Assuming No Redemption
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
                                       --------  ---------  ---------  ----------  --------  ---------  ---------  ---------
Class A Shares ......................    $ 57(1)    $78        $101       $ 166       $57       $78        $101      $ 166
Class B Shares ......................    $ 58       $86        $116       $ 189(2)    $18       $56        $ 96      $ 189(2)
Class C Shares ......................    $ 28       $56        $ 96       $ 208       $18       $56        $ 96      $ 208
Institutional Class Shares(3)........    $ 10       $32        $ 56       $ 125       $10       $32        $ 56      $ 125

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflects the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

(3) The example does not assume the Distributor's voluntary waiver to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. As the portion of assets attributable to Institutional Class Shares acquired on or after March 1, 1998 increases, and so long as the Distributor's voluntary waiver is in effect with respect to those shares, the expenses that an investor would pay will decrease. See Distribution (12b-1) and Service under Management of the Fund.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Voyageur Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors for the year ended October 31, 1997 and by the Fund's previous independent auditors for the prior fiscal periods. The data for the most recent fiscal year should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Voyageur Funds, Inc. upon request at no charge.

--------------------------------------------------------------------------------


                                                               US Government Securities Fund
                                                                       Class A Shares
                                           ----------------------------------------------------------------------
                                                             Period
                                               Year          7/1/96
                                              Ended          through
                                            10/31/97(1)    10/31/96(2)          1996          1995         1994
Net Asset Value, Beginning of Period.....   $ 10.37         $ 10.16           $ 10.37     $  9.76       $ 10.99
Income from Investment Operations:
 Net Investment Income ..................      0.59            0.21              0.63        0.62          0.55
 Net Gains (Losses) on Security
  Transactions (both realized and
  unrealized) ...........................      0.24            0.21            ( 0.23)       0.63        ( 0.94)
                                            -------         -------           -------     -------       -------
 Total from Investment Operations........      0.83            0.42              0.40        1.25        ( 0.39)
                                            -------         -------           -------     -------       -------
Less Dividends and Distributions:
 Dividends (from net investment
  income) ...............................    ( 0.60)         ( 0.21)           ( 0.61)     ( 0.62)       ( 0.55)
 Distributions (from net realized
  gains) ................................      none            none              none      ( 0.02)       ( 0.29)
                                            --------      ----------        ---------     --------      -------
 Total Dividends and Distributions.......    ( 0.60)         ( 0.21)           ( 0.61)     ( 0.64)       ( 0.84)
                                            --------      ----------        ---------     --------      -------
Net Asset Value, End of Period ..........   $ 10.60         $ 10.37           $ 10.16     $ 10.37       $  9.76
                                            ========      ==========        =========     ========      =======
Total Return(40..........................      8.37%           4.18%             3.88%      13.45%       ( 3.95%)
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ........................  $ 52,213      $   65,516         $  68,442     $75,886       $84,660
Ratio of Expenses to Average Daily
 Net Assets .............................      0.93%           0.98%(5,6)        0.97%(5)    0.95%         0.96%
Ratio of Expenses to Average Daily
 Net Assets Prior to Expense
 Limitation(7)...........................      1.01%              8                 8           8             8
Ratio of Net Investment Income to
 Average Daily Net Assets ...............      5.76%           6.03%(6)          6.07%       6.38%         5.10%
Ratio of Net Investment Income to
 Average Daily Net Assets Prior to
 Expense Limitation(7)...................      5.68%              8                8            8             8
Portfolio Turnover Rate .................    202.47%          66.29%           145.35%     144.39%       124.38%


                                                                   US Government Securities Fund
                                                                          Class A Shares
                                           -----------------------------------------------------------------------------
                                                                                                                Period
                                                                                                               11/2/87(3)
                                              Year Ended June 30                                               through
                                               1993          1992         1991         1990         1989       6/30/88
Net Asset Value, Beginning of Period.....    $ 10.46      $  9.99      $  9.77      $  10.05     $  9.98       $ 10.00
Income from Investment Operations:
 Net Investment Income ..................       0.61         0.67         0.78          0.82        0.88          0.58
 Net Gains (Losses) on Security
  Transactions (both realized and
  unrealized) ...........................       0.83         0.76         0.32        ( 0.07)       0.07        ( 0.02)
                                             -------      -------      -------      ---------    -------       --------
 Total from Investment Operations........       1.44         1.43         1.10          0.75        0.95          0.56
                                             -------      -------      -------      ---------    -------       --------
Less Dividends and Distributions:
 Dividends (from net investment
  income) ...............................     ( 0.61)      ( 0.67)      ( 0.78)       ( 0.82)     ( 0.88)       ( 0.58)
 Distributions (from net realized
  gains) ................................     ( 0.30)      ( 0.29)      ( 0.10)       ( 0.21)       none          none
                                             --------     --------     --------     ---------    --------      --------
 Total Dividends and Distributions.......     ( 0.91)      ( 0.96)      ( 0.88)       ( 1.03)     ( 0.88)       ( 0.58)
                                             --------     --------     --------     ---------    --------      --------
Net Asset Value, End of Period ..........    $ 10.99      $ 10.46      $  9.99       $  9.77     $ 10.05       $  9.98
                                             ========     ========     ========     =========    ========      ========
Total Return(4)..........................      14.25%       14.68%       11.67%         7.89%      10.05%         5.76%
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ........................   $112,604     $ 53,332     $ 22,176     $   8,326    $ 20,137       $10,048
Ratio of Expenses to Average Daily
 Net Assets .............................       1.10%        1.00%        0.95%         1.25%       0.82%        0.25%(6)
Ratio of Expenses to Average Daily
 Net Assets Prior to Expense
 Limitation(7)...........................       1.14%        1.25%        1.25%            8        1.25%         1.25%(6)
Ratio of Net Investment Income to
 Average Daily Net Assets ...............       5.61%        6.60%        7.95%         8.35%       8.97%        8.64%(6)
Ratio of Net Investment Income to
 Average Daily Net Assets Prior to
 Expense Limitation(7)...................       5.57%        6.35%        7.65%            8        8.54%         7.64%(6)
Portfolio Turnover Rate .................     175.02%      198.54%      186.15%       130.97%     186.97%       119.01%

-----------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31.
(3)  Date of initial public offering of Class A Shares.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return for periods less than 12 months have not been annualized.
(5) For the period and year shown, the expense ratio reflects the effect of gross expense attributable to earnings credits on uninvested cash balances received by the Fund.
(6)  Annualized.
(7) During the period, certain fees/expenses were voluntarily waived, reimbursed or paid. If such voluntary waivers, reimbursements or payments had not occurred, the ratios would have been as indicated.
(8)  There were no waivers, reimbursements or payments during the period.


                                                                                         US Government Securities Fund
                                                                                                 Class B Shares
                                                                                         ------------------------------
                                                                              Period                                    Period
                                                               Year           7/1/96                                   6/7/94(3)
                                                               Ended          through            Year Ended            through
                                                             10/31/97(1)     10/31/96(2)    6/30/96       6/30/95      6/30/94
Net Asset Value, Beginning of period .....................  $  10.38       $ 10.17         $   10.38     $   9.75     $  10.05
Income from Investment Operations
 Net Investment Income ...................................      0.52          0.18              0.57         0.56         0.01
 Net Gains (Losses) on Security Transactions (both
  realized and unrealized) ...............................      0.24          0.21            ( 0.23)        0.65       ( 0.28)
                                                            --------       -------         ---------     --------     --------
 Total from Investment Operations ........................      0.76          0.39              0.34         1.21       ( 0.27)
                                                            --------       -------         ---------     --------     --------
Less Dividends and Distributions
 Dividends (from net investment income) ..................    ( 0.53)       ( 0.18)           ( 0.55)      ( 0.56)      ( 0.01)
 Distributions (from net realized gains) .................      none          none              none       ( 0.02)      ( 0.02)
                                                            ---------      ----------      ---------     ---------    --------
  Total Dividends and Distributions ......................    ( 0.53)       ( 0.18)           ( 0.55)      ( 0.58)      ( 0.03)
                                                            ---------      ----------      ---------     ---------    --------
Net Asset Value, End of Period ...........................  $  10.61       $ 10.38         $   10.17     $  10.38     $   9.75
                                                            =========      ==========      =========     =========    ========
Total Return(4)...........................................      7.59%         3.91%             3.32%       12.90%      ( 2.68%)
Ratios/Supplemental Data
Net Assets at End of Period (000's
 omitted) ................................................  $  2,257       $ 2,139         $   1,780     $    139     $     24
Ratio of Expenses to Average Daily Net Assets ............      1.67%         1.73%(5,6)        1.46%(5)     1.54%       0.30%(7)
Ratio of Expenses to Average Daily Net Assets Prior to
 Expense Limitation(8)....................................      1.75%              (6,9)        1.63%        1.69%            (9)
Ratio of Net Investment Income to
 Average Daily Net Assets ................................      5.02%         5.24%(6)          5.55%        5.56%       0.11%(7)
Ratio of Net Investment Income to
 Average Daily Net Assets Prior to Expense
 Limitation(8)............................................      4.94%             (6,9)         5.38%        5.41%            (9)
Portfolio Turnover Rate ..................................    202.47%        66.29%           145.35%      144.39%      124.38%

-----------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31.
(3)  Date of initial public offering of Class B Shares.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return for periods less than 12 months have not been annualized.
(5) For the period and year shown, the expense ratio reflects the effect of gross expense attributable to earnings credits on uninvested cash balances received by the Fund.
(6)  Annualized.
(7) Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.
(8) During the period, certain fees/expenses were voluntarily waived, reimbursed or paid. If such voluntary waivers, reimbursements or payments had not occurred, the ratios would have been as indicated.
(9)  There were no waivers, reimbursements or payments during the period.


                                                                                 US Government Securities Fund
                                                                                         Class C Shares
                                                                      ----------------------------------------------------------
                                                                                         Period                         Period
                                                                         Year             7/1/96            Year        1/10/95(3)
                                                                         Ended            through          Ended        through
                                                                       10/31/97(1)      10/31/96(2)        6/30/96       6/30/95
Net Asset Value, Beginning of Period ................................ $  10.36         $ 10.15           $   10.36     $   9.48
Income from Investment Operations
 Net Investment Income ..............................................     0.52            0.18                0.55         0.27
 Net Gains (Losses) on Security Transactions (both realized and
  unrealized) .......................................................     0.24            0.21              ( 0.23)        0.88
                                                                      --------         -------           ---------     --------
 Total from Investment Operations ...................................     0.76            0.39                0.32         1.15
                                                                      --------         -------           ---------     --------
Less Dividends and Distributions
 Dividends (from net investment income) .............................   ( 0.53)         ( 0.18)             ( 0.53)      ( 0.27)
 Distributions (from net realized gains) ............................     none            none                none          none
                                                                      ---------        ----------        ---------     -------
 Total Dividends and Distributions ..................................   ( 0.53)         ( 0.18)             ( 0.53)      ( 0.27)
                                                                      ---------        ----------        ---------     --------
Net Asset Value, End of Period ...................................... $  10.59         $ 10.36           $   10.15     $  10.36
                                                                      =========        ==========        =========     ========
Total Return4 .......................................................     7.60%           3.92%               3.11%       12.73%
Ratios/Supplemental Data
Net Assets at End of Period (000's omitted) ......................... $    138         $   234           $     224     $    221
Ratio of Expenses to Average Daily Net Assets .......................     1.68%           1.73%(5,6)          1.70%(5)     1.62%(6)
Ratio of Expenses to Average Daily Net Assets Prior to Expense
 Limitation7 ........................................................     1.76%               (8)                  (8)     1.65%(6)
Ratio of Net Investment Income to Average Daily Net Assets ..........     5.02%           5.26%(6)            5.33%        5.10%(6)
Ratio of Net Investment Income to Average Daily Net Assets Prior to
 Expense Limitation7 ................................................     4.94%               (8)                 (8)      5.07%(6)
Portfolio Turnover Rate .............................................   202.47%          66.29%             145.35%      144.39%

-----------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31.
(3)  Date of initial public offering of Class C Shares.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return for periods less than 12 months have not been annualized.
(5) For the period and year shown, the expense ratio reflects the effect of gross expense attributable to earnings credits on uninvested cash balances received by the Fund.
(6)  Annualized.
(7) During the period, certain fees/expenses were voluntarily waived, reimbursed or paid. If such voluntary waivers, reimbursements or payments had not occurred, the ratios would have been as indicated.
(8)  There were no waivers, reimbursements or payments during the period.

                                                                                  US Government Securities Fund
                                                                                   Institutional Class Shares
                                                           ---------------------------------------------------------------------
                                                                               Period                                    Period
                                                                Year           7/1/96                                   6/7/943
                                                                Ended          through            Year Ended            through
                                                              10/31/971       10/31/962      6/30/96       6/30/95      6/30/94
Net Asset Value, Beginning of Period .....................    $  10.37       $ 10.16        $   10.37     $   9.75       $ 10.05
Income from Investment Operations
 Net Investment Income ...................................        0.60          0.21             0.63         0.62          0.01
 Net Gains (Losses) on Security Transactions
  (both realized and unrealized) .........................        0.24          0.21           ( 0.23)        0.64        ( 0.28)
                                                              -------        -------         ---------     -------       --------
 Total from Investment Operations ........................        0.84          0.42             0.40         1.26        ( 0.27)
                                                              -------        -------         ---------     -------       --------
Less Dividends and Distributions
 Dividends (from net investment income) ..................      ( 0.61)       ( 0.21)          ( 0.61)      ( 0.62)      ( 0.01)
 Distributions (from net realized gains) .................        none          none             none       ( 0.02)      ( 0.02)
                                                              --------       -------        ---------     --------      --------
 Total Dividends and Distributions .......................      ( 0.61)       ( 0.21)          ( 0.61)      ( 0.64)      ( 0.03)
                                                              --------       ------         ---------     --------      --------
Net Asset Value, End of Period ...........................    $  10.60       $ 10.37        $   10.16     $  10.37       $  9.75
                                                              ========       =======        =========     ========      ========
Total Return4 ............................................        8.39%         4.17%            3.88%       13.57%      ( 2.64%)
Ratios/Supplemental Data
Net Assets at End of Period (000's omitted) ..............    $ 45,589        50,066        $  41,688     $ 54,445      $49,898
Ratio of Expenses to Average Daily Net Assets ............        0.93%         0.99%5,6         0.97%5       0.94%         0.25%7
Ratio of Expenses to Average Daily Net Assets Prior to
 Expense Limitation8 .....................................        1.01%            9                9            9             9
Ratio of Net Investment Income to Average Daily Net
 Assets ..................................................        5.76%         6.00%5           6.07%       6.39%          0.16%7
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense
 Limitation8 .............................................        5.68%            9                9            9             9
Portfolio Turnover Rate ..................................      202.47%        66.29%          145.35%     144.39%        124.38%

-----------

1 Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
2 Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31.
3   Date of initial public offering of Institutional Class Shares.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return for periods less than 12 months have not been annualized.
5 For the period and year shown, the expense ratio reflects the effect of gross expense attributable to earnings credits on uninvested cash balances received by the Fund.
6   Annualized.
7 Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.
8 During the period, certain fees/expenses were voluntarily waived, reimbursed or paid. If such voluntary waivers, reimbursements or payments had not occurred, the ratios would have been as indicated.
9   There were no waivers, reimbursements or payments during the period.

Investment Objective and Policies


     The Fund's investment objective is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund's investment objective is fundamental and may not be changed without shareholder approval. There can, of course, be no assurance that the Fund will achieve its objective.

SUITABILITY
     The Fund may be suitable for individuals who seek a stable and high income flow potential, the security associated with investments focused principally on U.S. government-backed instruments and the convenience and liquidity of mutual funds. However, investors should consider asset value fluctuation as well as income potential in making an investment decision.
     Because the Fund invests in longer term securities, the value of shares will fluctuate. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise.

                                    *  *  *
     Ownership of shares of the Fund can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Fund invests.
     An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
     The Fund will seek to achieve its investment objective by investing in U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by the U.S. government, or otherwise backed by the full faith and credit of the U.S. government ("U.S. Government Securities"), and repurchase agreements fully secured by such obligations. The Fund invests a significant portion of its assets in mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA Certificates"). The Board of Directors may change any investment policy not designated as fundamental.

     Securities guaranteed by the full faith and credit of the U.S. government include a variety of securities, which differ in their interest rates, maturities and dates of issuance. For example, Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA Certificates are also backed by the full faith and credit of the U.S. Treasury. Certain other obligations issued by federal agencies or instrumentalities may also be supported by the full faith and credit of the U.S. Treasury, depending on the circumstances of the issue. The Fund may invest in Treasury Inflation Indexed Securities ("TIPS"). TIPS, introduced for the first time in January 1997, are inflation-protected securities whose rates of return are proportional to the rise and fall of the Consumer Price Index.

     The Fund may purchase U.S. Government Securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction, except that in no case will the period from the trade date to the settlement date exceed 120 days. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and may decrease in value prior to their maturity, and no interest accrues to the purchaser during the period prior to settlement. See Investment Restrictions and Policies in Part B.
     Although the securities in the Fund's portfolio are guaranteed as to principal and interest by the U.S. government or otherwise backed by the full faith and credit of the U.S. government, the market value of these securities upon which the Fund's daily net asset value is based will fluctuate and will tend to vary inversely with changes in prevailing interest rates. As a result, the price per share a shareholder receives on redemption may be more or less than the price originally paid for the shares. The dividends per share paid by the Fund may also vary. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

                                    *  *  *
     For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Fund's investment policies, restrictions and risk factors.

The Delaware Difference

PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family of funds.


SHAREHOLDER PHONE DIRECTORY


Investor Information Center
     800-523-4640
         Fund Information; Literature; Price; Yield and Performance Figures


Shareholder Service Center
     800-523-1918
         Information on Existing Regular Investment
         Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


Delaphone
     800-362-FUND
     (800-362-3863)


Performance Information
     You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.


Shareholder Services
     During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds available from Delaware Investments.


Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds available from Delaware Investments. Delaphone is available seven days a week, 24 hours a day.


Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
     Each year, Voyageur Funds, Inc. will mail to you information on the tax status of your dividends and distributions.


Dividend Payments

     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account. Holders of Class A Shares, Class B Shares and Class C Shares may elect to receive such distributions in cash. Holders of Class A Shares, Class B Shares and Class C Shares may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLineSM Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account:

1. MoneyLineSM Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.


2. MoneyLineSM On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM
On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.
     For each MoneyLineSM Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for MoneyLineSM services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services. These services are not available for Institutional Class Shares.

Retirement Planning
     An investment in Class A Shares, Class B Shares or Class C Shares may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) Deferred Compensation Plan, IRA, and the new Roth IRA. Just call Delaware Investments at 800-523-1918 for more information.

Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.


Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of fund shares available from Delaware Investments over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.


Exchange Privilege
     The Exchange Privilege permits you to exchange all or part of your Class A Shares, Class B Shares or Class C Shares into shares of other mutual funds available from Delaware Investments, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.


Wealth Builder Option
     You may elect to invest in the Class A Shares, Class B Shares and Class C Shares of the Fund through regular liquidations of shares in your accounts in other funds available from Delaware Investments. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.


Financial Information about the Funds
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Voyageur Funds, Inc.'s fiscal year ends on October 31.

Classes of Shares

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Distribution (12b-1) and Service under Management of the Fund.

     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.25% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

     Institutional Class Shares. Institutional Class Shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class Shares are subject to a Rule 12b-1 fee payable at an annual rate of 0.25% of the Fund's average daily net assets of such shares. However, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. See Distribution (12b-1) and Service under Management of the Fund.

     The investors who may purchase Institutional Class Shares include: (a) officers and directors of the Fund; (b) officers, directors and full-time employees of the Adviser or Sub-Adviser, and officers, directors and full-time employees of parents and subsidiaries of the foregoing companies; (c) officers, directors and full-time employees of investment advisers of other mutual funds subject to a sales charge and included in any other family of mutual funds that includes any Voyageur Fund or Delaware Investments Fund as a member ("Other Load Funds"), and officers, directors and full-time employees of parents, subsidiaries and corporate affiliates of such investment advisers; (d) spouses and lineal ancestors and descendants of the officers, directors/trustees and employees referenced in clauses (a), (b) and (c), and lineal ancestors and descendants of their spouses; (e) investment executives and other employees of banks and dealers that have selling agreements with the Underwriter and parents, spouses and children under the age of 21 of such investment executives and other employees; (f) trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity; (g) any state or any political subdivision thereof or any instrumentality, department, authority or agency of any state or political subdivision thereof; (h) partners and full-time employees of the Fund's counsel; (i) managed account clients of the Adviser or Sub-Adviser, clients of investment advisers affiliated with the Adviser or Sub-Adviser and other registered investment advisers and their clients (the Fund may be available through a broker-dealer which charges a transaction fee for purchases and sales); (j) tax-qualified employee benefit plans for employees of the Adviser or Sub-Adviser and their subsidiaries and (k) employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code") (which does not include Individual Retirement Accounts) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase, or whether they qualify to purchase Institutional Class Shares. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption and, in the case of Institutional Class Shares, from the proceeds of the 12b-1 Plan fees. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares. Investors should understand that the purpose and function of the Classes' 12b-1 Plan and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares and the 12b-1 Plan applicable to Institutional Class Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

     Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. Voyageur Funds, Inc. and the Distributor intend to operate in compliance with these rules.


Front-End Sales Charge Alternative -- Class A Shares
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                  US Government Securities Fund A Class
------------------------------------------------------------------------------
                                                                   Dealer's
                                      Front-End Sales Charge     Commission***
                                             as % of               as % of
                                    Offering        Amount         Offering
   Amount of Purchase                 Price       Invested**        Price
-----------------------            ----------   -------------   --------------
Less than $100,000                   4.75%         5.00%             4.00%
$100,000 but under $  250,000        3.75           3.87             3.00
$250,000 but under $  500,000        2.50           2.55             2.00
$500,000 but under $1,000,000*       2.00           2.08             1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.
 ** Based on the net asset value per share of the Class A Shares as of the end of Voyageur Funds, Inc.'s most recent fiscal year.
*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

     The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").
--------------------------------------------------------------------------------

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:



                                      Dealer's Commission
                                      (as a percentage of
        Amount of Purchase             amount purchased)
----------------------------------   --------------------
Up to $2 million                            1.00%
Next $1 million up to $3 million            0.75
Next $2 million up to $5 million            0.50
Amount over $5 million                      0.25

     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds available from Delaware Investments, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Investments fund that does carry a front-end sales charge or CDSC.

     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.


Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between Delaware Distributors, L.P. and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares, Class C Shares and Institutional Class Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Buying Class A Shares at Net Asset Value
     Class A Shares may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.
     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager or the Sub-Adviser, any affiliate, any of the funds in Delaware Investments, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.
     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or Sub-Adviser or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.
     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.
     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from Delaware Investments at net asset value.
     The Fund must be notified in advance that an investment qualifies for purchase at net asset value.


Group Investment Plans
     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts of Delaware Investments if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Investments funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.
     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.
     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative -- Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.
     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.
     The following table sets forth the rates of the CDSC for Class B Shares of the Fund:



                                         Contingent Deferred
                                         Sales Charge (as a
                                            Percentage of
            Year After                      Dollar Amount
          Purchase Made                  Subject to Charge)
          ---------------------------   --------------------
            0-2                                  4%
            3-4                                  3%
            5                                    2%
            6                                    1%
            7 and thereafter                    None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.
     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

How to Buy Shares

Purchase Amounts
     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of Class A Shares, Class B Shares and Class C Shares generally must be $100 or more. There is no minimum initial or subsequent purchase amount for Institutional Class Shares. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.
     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


Investing through Your Investment Dealer
     You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


Investing by Mail
1. Initial Purchases -- An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Voyageur Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).


1. Initial Purchases -- Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.
     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange
     If you have an investment in another mutual fund in Delaware Investments, you may write and authorize an exchange of part or all of your investment into Class A Shares, Class B Shares and Class C Shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds available from Delaware Investments, including other Class A Shares, but may not exchange their Class A Shares for Institutional Class Shares of the Fund, or for Class B Shares or Class C Shares of the Fund or of any other fund available from Delaware Investments. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Institutional Class Shares of the Fund may not exchange their shares for any Class of the Fund or for any other fund available from Delaware Investments.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.
     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


Additional Methods of Adding to Your Investment
     Holders of Class A Shares, Class B Shares and Class C Shares may call the Shareholder Service Center for more information if they wish to use the following services:

1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Voyageur Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.
     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Voyageur Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLineSM On Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option
     You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in Delaware Investments. You may also elect to invest in other mutual funds available from Delaware Investments through the Wealth Builder
Option through regular liquidations of shares in your Fund account.
     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds available from Delaware Investments and invested automatically into any other account in a Delaware Investments mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds available from Delaware Investments, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.
     Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Investments funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Investments funds or into Class C Shares of the Fund or of other Delaware Investments funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.
     Holders of Class A Shares of the Fund may not reinvest their distributions into Institutional Class Shares of the Fund or into Class B Shares or Class C Shares of any fund available from Delaware Investments, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds available from Delaware Investments which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds available from Delaware Investments which offer that class of shares. Holders of Institutional Class Shares of the Fund may only reinvest their distributions into Institutional Class Shares of the Fund. For more information about reinvestments, call the Shareholder Service Center.
     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
     The offering price and net asset value of each Class are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts of Class A Shares, Class B Shares and Class C Shares that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC or Limited CDSC will apply to such assessments.
     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts of each Class that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Redemption and Exchange

     You can redeem or, in the case of Class A Shares, Class B Shares and Class C Shares, exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, tax-advantaged funds, equity funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.
     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.
     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.
     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.
     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds available from Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.
     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.


Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Class A Shares, Class B Shares or Class C Shares into another mutual fund available from Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class Shares in certificate form, you may redeem or, in the case of Class A Shares, exchange only by written request and you must return your certificate(s).
     The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests. The Telephone Exchange service is not available to Institutional Class Shares.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50 for Class A Shares, Class B Shares and Class C Shares) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


MoneyLineSM On Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for additional information about this service. This service is not available to Institutional Class Shares.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds available from Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency. The service is not available to Institutional Class Shares.


Systematic Withdrawal Plans
1. Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLineSM Services under The Delaware Difference for more information about this service.

2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLineSM Direct Deposit Service is not available for certain retirement plans.


                                    *  *  *
     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares, below.
     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center. Systematic Withdrawal Plans are not available to Institutional Class Shares.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     A Limited CDSC will be imposed on certain redemptions of Class A Shares made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of a dealer's commission.
     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.
     Redemptions of Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are redeemed first followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size;
(ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Code,
or due to death of a participant in such a plan;
(iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under
Section 72(t) of the Code;
(v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge --
Class B Shares and Class C Shares
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions:
(i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under
Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.
     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and Distributions

     Voyageur Funds, Inc. declares a distribution from net investment income, if any, on each day that the Fund is open for business. Net investment income consists of interest accrued on portfolio investments of the Fund, less accrued expenses. Distributions of net investment income, if any, are paid monthly. Net realized short-term and long-term capital gains, if any, are declared and distributed at least annually.
     Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares and Institutional Class Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares and Institutional Class Shares. See Distribution (12b-1) and Service under Management of the Fund.
     Purchases by wire of the shares begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.
     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value. Holders of Class A Shares, Class B Shares and Class C Shares may elect to receive dividends and distributions in cash. If cash payment is requested, a check will be mailed within three business days after the payment date. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLineSM Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.
     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.
     The Fund has qualified as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.
     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.
     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.
     Voyageur Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.
     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund available from Delaware Investments. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund available from Delaware Investments and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.
     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.
     Each year, Voyageur Funds, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     Voyageur Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

Calculation of Offering Price and Net Asset Value Per Share

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Voyageur Funds, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Voyageur Funds, Inc.'s Board of Directors.
     Class A Shares are purchased at the offering price per share, while Class B Shares, Class C Shares and Institutional Class Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

Management of the Fund

Directors
     The business and affairs of Voyageur Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Voyageur Funds, Inc.'s directors and officers.


Investment Manager and Sub-Adviser
     The Manager furnishes investment management services to the Fund, and the Sub-Adviser is responsible for the day-to-day investment management of the Fund. The Manager has offices located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser has offices located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402.
     The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On October 31, 1997, the Manager and its affiliates, including Delaware International Advisers Ltd., were managing in the aggregate more than $38 billion in assets in various institutional or separately managed (approximately $16,012,252,000) and investment company (approximately $22,496,609,000) accounts.
     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments mutual funds.

     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Fund unanimously approved new investment advisory agreements with the Manager at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of the Fund approved its investment advisory agreement with the Manager to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of the Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.
     Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, became the Fund's investment manager. The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under a separate Investment Management Agreement. The Manager also administers Voyageur Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Voyageur Funds, Inc. who are affiliated with the Manager. For these services, under the Investment Management Agreement, the Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis to 0.50% of its average daily net assets, less directors' fees paid to the unaffiliated directors by Voyageur Funds, Inc. The directors of Voyageur Funds, Inc. annually review fees paid to the Manager. Investment management fees incurred by the Fund for the fiscal year ended October 31, 1997 were 0.50% of average daily net assets and 0.44% was paid as a result of the voluntary waiver of fees by the Manager and Voyageur.

     Effective October 6, 1997, Mark Simenstad assumed day-to-day responsibility for managing the Fund's portfolio. He has been a Senior Vice President with the Sub-Adviser since August 1996. Mr. Simenstad holds a bachelor's degree from St. Olaf College and an MBA from the University of Minnesota. Prior to August 1996, Mr. Simenstad was a Vice President/Portfolio Manager of Investment Advisors, Inc. and prior to August 1993, he was an Assistant Vice President/Portfolio Manager of Lutheran Brotherhood. Mr. Simenstad is a CFA charterholder and has 14 years of investment management experience.

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of the Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made with Voyageur Funds, Inc.'s Trading Department. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-half of the actual fee paid to the Manager under the terms of the Investment Management Agreement.


Portfolio Trading Practices
     Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or a mark-down. Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions. The Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders.
     The Manager and Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
     From time to time, the Fund may quote yield or total return performance of its Classes in advertising and other types of literature.
     The current yield for each of the Classes will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.
     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.


Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Voyageur Funds, Inc. dated March 1, 1997.
     Voyageur Funds, Inc. has adopted a distribution plan under Rule 12b-1 for each of the Classes (the "Plan"). The Plan permits the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.
     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Voyageur Funds, Inc.
     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plan may not exceed: (i) 0.25% of Class A Shares' average daily net assets in any year; (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and Class C Shares' average daily net assets in any year; and (iii) 0.25% of Institutional Class Shares' average daily net assets in any year. The Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. Thus, so long as the Distributor's voluntary waiver is in effect, the formula for determining the annual fee payable on a monthly basis under the Plan with respect to Institutional Class Shares will be the amount obtained by multiplying 0.25% by the average daily net assets represented by shares of the Class that were acquired before March 1, 1998. While this is the method for calculating the 12b-1 Plan fee payable by the Institutional Class, the 12b-1 Plan fee is an Institutional Class expense. As a result, all Institutional Class shareholders, regardless of when they purchase their shares, will bear 12b-1 Plan expenses at the same share rate. As the portion of assets attributable to Institutional Class Shares acquired by shareholders on or after March 1, 1998 increases, and so long as the Distributor's voluntary waiver is in effect, this figure will decrease.

     While payments pursuant to the Plan may not exceed 0.25% annually with respect to Class A Shares and Institutional Class Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Voyageur Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plan at any time.
     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under a Shareholders Services Agreement dated as of May 1, 1997. The
Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.
     The directors of Voyageur Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.
     In connection with the merger transaction described above, the Manager has agreed for the period from May 1, 1997 through April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of the Fund. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses.
                                      -48-

     For the fiscal year ended October 31, 1997, the ratios of operating expenses to average daily net asset for Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares were 0.93%, 1.67%, 1.68% and 0.93%, respectively. The expense ratio of each Class reflects the impact of its 12b-1 Plan and the fee waivers and payments by the Manager and Voyageur. Without these waivers and payments the ratios of operating expenses to average daily net assets would have been 1.01% for Class A Shares, 1.75% for Class B Shares, 1.76% for Class C Shares and 1.01% for Institutional Class Shares.

Shares
     Voyageur Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Voyageur Funds, Inc. was organized as a Minnesota corporation on April 15, 1987.
     Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. All shares have noncumulative voting rights which means that the holders of more than 50% of Voyageur Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Voyageur Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.
     Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other Classes of the Fund, except that as a general matter, the shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to
Class A Shares.

Other Investment Policies and Risk Considerations

GNMA Certificates
     The Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. Interest on GNMA Certificates is paid monthly rather than semi-annually as for most traditional bonds. The GNMA Certificates in which the Fund will generally invest are of the modified pass-through type. The Fund may also purchase "variable rate" GNMA Certificates and may purchase other types of certificates which may be issued with GNMA's guarantee. U.S. Government GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.
     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

     The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

     The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 1/2 of 1%.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMAs which might otherwise occur. Price changes of the GNMAs held by the Fund have a direct impact on the net asset value per share of the Fund.

Zero-Coupon Securities
     The Fund may invest in "zero-coupon" Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons. Zero-coupon securities do not entitle the holder to any periodic payment of interest prior to maturity. Rather, such securities usually trade at a deep discount from their face value and pay their entire face value at maturity. The difference between the face value of the security (at maturity) and the amount at which the security was purchased (i.e., the "discount") represents interest income to the holder. STRIPs are a type of zero-coupon security in which the Fund may invest. STRIPs are securities where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities Program ("STRIPs"). Under STRIPs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund intends to qualify as a regulated investment company under the Code. Accordingly, during periods when the Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.


Short-Term Trading
     The Fund intends to use short-term trading of its securities as a means of managing its portfolio to achieve its investment objective. The Fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the income or, secondarily, appreciation potential of its portfolio. The successful use of short-term trading will depend upon the ability of the Fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the Fund places a premium upon the ability of the Fund to obtain relevant information, evaluate it promptly and take advantage of its evaluations by completing transactions on a favorable basis. As used herein, "short-term trading" means selling securities held for a relatively brief period of time, usually less than three months.

     The Fund's short-term trading may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or underwriting commissions and of transaction costs on the sale of securities as well as on reinvestment of the proceeds in other securities. In addition, frequent changes in the Fund's portfolio securities may result in greater tax liability to the Fund's shareholders by reason of more short-term capital gains. See Dividends and Distributions and Part B.


Repurchase Agreements
     The Fund will also seek to achieve its investment objective through investing in repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 10% of the Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. Repurchase agreements may be considered loans under the 1940 Act, but the Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.
     The funds in Delaware Investments have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

                                    *  *  *
     Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

        Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders should contact their financial adviser or call Delaware Investments at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

--------------------------------------------------------------------------------



DELAWARE-VOYAGEUR US GOVERNMENT
SECURITIES FUND

--------------------------------------------------------------------------------


A CLASS
--------------------------------------------------------------------------------


B CLASS
--------------------------------------------------------------------------------


C CLASS
--------------------------------------------------------------------------------


INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


CLASSES OF VOYAGEUR FUNDS, INC.
--------------------------------------------------------------------------------









PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


FEBRUARY 27, 1998



------------
DELAWARE
INVESTMENTS
------------

--------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                               FEBRUARY 27, 1998
--------------------------------------------------------------------------------

VOYAGEUR FUNDS, INC.

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------

For Prospectus and Performance of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares:
         Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Restrictions and Policies
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Investment Management Agreement and Sub-Advisory Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A -- Ratings
--------------------------------------------------------------------------------
Appendix B -- General Characteristics and Risks of Options and Futures
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Voyageur Funds, Inc. is a professionally-managed mutual fund of the series type which currently offers shares of Delaware-Voyageur US Government Securities Fund series (the "Fund"). This Statement of Additional Information ("Part B" of Voyageur Funds, Inc.'s registration statement) describes the Fund's four classes (individually, a "Class" and collectively the "Classes") of shares
- Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares.

         Class B Shares, Class C Shares and Institutional Class Shares of the Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual Rule 12b-1 Plan ("12b-1 Plan") expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund's Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. Institutional Class shares are subject to annual 12b-1 Plan expenses of up to 0.25% for the life of the investment. All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

         This Part B supplements the information contained in the current Prospectus for the Fund dated February 27, 1998 as it may be amended from time to time. It should be read in conjunction with the Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
         The Fund has adopted certain investment restrictions set forth below which, together with the investment objectives of the Fund and other policies which are specifically identified as fundamental in the Prospectus or herein cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. The following investment restrictions apply to the Fund. The Fund will not:


         1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets. The Fund will not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund's net income.

         2. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 5% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         4. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         7. Purchase or sell commodities or commodity contracts.

         8. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies and through repurchase agreements.

         9. Invest in securities of any issuer if, to the knowledge of the Fund, officers and directors of the Fund or officers and directors of the Fund's investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.

         10. Purchase securities restricted as to resale.

         11. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued by banks and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         12. Invest in (a) securities which in the opinion of the Fund's investment adviser at the time of such investment are not readily marketable, and (b) securities the disposition of which is restricted under federal securities laws (as described in fundamental restriction (10) above).

         13. Invest in securities of other investment companies, except as part of a merger, consolidation or acquisition of assets.

         14. Purchase options or puts, calls, straddles, spreads or combinations thereof; in connection with the purchase of fixed-income securities, however, the Fund may acquire attached warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (The Fund's investment policies do not currently permit it to exercise warrants or rights with respect to equity securities.)

         15. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.


When Issued and Delayed Delivery Securities
         When issued and delayed delivery transactions permit the Fund to lock-in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its commitments for such when-issued or delayed delivery securities. The Fund generally will enter into agreements to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities. The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or delayed delivery basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Although the Fund dos not presently intend to do so, these risks could result in increased volatility of the Fund's net asset value to the extent that the Fund purchases securities on a when-issued or delayed delivery basis while remaining substantially fully invested.

Repurchase Agreements
         The Fund will also follow the collateral custody, protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities. As an additional safety measure, the Fund will enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with the 100 largest U. S. commercial banks, as measured by domestic deposits.

ACCOUNTING AND TAX ISSUES

         When the Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         Other Tax Requirements -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short- short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

PERFORMANCE INFORMATION

         From time to time, the Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, the Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Fund.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                        n
                                 P(1 + T) = ERV

         Where:       P  =     a hypothetical initial purchase order of
                               $1,000 from which, in the case of only
                               Class A Shares, the maximum front-end sales charge is deducted;

                      T  =     average annual total return;

                      n  =     number of years; and

                    ERV  =     redeemable value of the hypothetical
                               $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

          Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Fund in the future.

          Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

          The Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

          The performance of Class A Shares and Institutional Class shares, as shown below, is the average annual total return quotations through October 31, 1997, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charges paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of the maximum front-end sales charge of 4.75%.

          Securities prices fluctuated during the periods covered, and past results should not be considered as representative of future performance.

                         Average Annual Total Return(2)

                               Class A             Class A
                               Shares              Shares                             Institutional
                             (At Offer)           (At NAV)                            Class Shares
                             ----------           --------                            ------------
         1 year ended                                               1 year ended
         10/31/97             3.22%                 8.37%           10/31/97              8.39%

         3 years ended                                              3 years ended
         10/31/97             8.29%                10.08%           10/31/97             10.07%

         5 years ended                                              Period 6/7/94(1)
         10/31/97             6.03%                 7.08%           through 10/31/97      7.97%

         Period 11/2/87(1)
         through 10/31/97     8.40%                 8.93%

(1)      Date of initial public offering.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.

         The performance of Class B Shares, as shown below, is the average annual total return quotation through October 31, 1997. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1997. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1997 and therefore does not reflect the deduction of a CDSC.

                         Average Annual Total Return(2)

                              Class B Shares              Class B Shares
                                (Including                  (Excluding
                                 Deferred                    Deferred
                               Sales Charge)               Sales Charge)
                               -------------               -------------
         1 year ended
         10/31/97                 3.59%                      7.59%

         3 years ended
         10/31/97                 8.54%                      9.38%

         Period 6/7/94(1)
         through 10/31/97         6.53%                      7.28%

(1)      Date of initial public offering of Class B Shares.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.

         The performance of Class C Shares, as shown below, is the average annual total return quotation through October 31, 1997. The average annual total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1997. The average annual total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1997 and therefore does not reflect the deduction of a CDSC.


                         Average Annual Total Return(2)

                              Class C Shares              Class C Shares
                                (Including                  (Excluding
                                 Deferred                    Deferred
                               Sales Charge)               Sales Charge)
                               -------------               -------------
         1 year ended
         10/31/97                 6.60%                      7.60%

         Period 1/10/95(1)
         through 10/31/97         9.82%                      9.82%

(1)      Date of initial public offering of Class C Shares.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.

         As stated in the Prospectus, the Fund may also quote the current yield for each Class in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                      a--b           6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

                Where:     a   =   dividends and interest earned during the
                                   period;

                           b   =   expenses accrued for the period (net of
                                   reimbursements);

                           c   =   the average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends;

                           d   =   the maximum offering price per share on the
                                   last day of the period.


         The above formula will be used in calculating quotations of yield of each Class, based on specified 30- day periods identified in advertising by the Fund. Using this formula, the yields for Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares for the 30-day period ended October 31, 1997 were 5.32%, 4.83%, 4.85% and 5.59%, respectively. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC and also reflect voluntary waivers in effect during the period. Actual yield may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Fund in the future.

         The average weighted portfolio maturity at October 31, 1997 for the Fund was 20 years.

         Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         Total return performance for each Class of the Fund will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Fund fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Fund's results should not be considered a guarantee of future performance.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through October 31, 1997. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.

                           Cumulative Total Return(3)

                                   A Class                Consumer Price
                                  (at Offer)                 Index(4)
                                  ----------                 --------
         3 months ended
         10/31/97                  (2.49%)                    0.69%

         6 months  ended
         10/31/97                   2.21%(2)                  0.87%

         9 months ended
         10/31/97                   2.38%                     1.57%

         1 year ended
         10/31/97                   3.22%                     2.08%

         3 years ended
         10/31/97                  26.98%                     8.09%

         5 years ended
         10/31/97                  34.04%                    13.96%

         Period 11/2/87(1)
         through 10/31/97         123.94%                    40.20%

(1)      Date of initial public offering of Class A Shares.
(2) For the six-month period ended October 31, 1997, cumulative total return for Class A Shares at net asset value was 7.34%.
(3) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.
(4)      Source -- Lipper Analytical.

                           Cumulative Total Return(2)

                                Institutional             Consumer Price
                                     Class                   Index(3)
                                -------------             --------------
         3 months ended
         10/31/97                   2.24%                     0.69%

         6 months ended
         10/31/97                   7.24%                     0.87%

         9 months ended
         10/31/97                   7.35%                     1.57%

         1 year ended
         10/31/97                   8.39%                     2.08%

         3 years ended
         10/31/97                  33.37%                     8.09%

         Period 6/7/94(1)
         through 10/31/97          29.83%                     9.56%

(1)     Date of initial public offering of Institutional Class Shares.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.
(3)     Source -- Lipper Analytical.

                           Cumulative Total Return(2)

                                    B Class                 B Class             Consumer Price
                               (including CDSC)        (excluding CDSC)            Index (3)
                               ----------------        ----------------            ---------
         3 months ended
         10/31/97                  (1.85%)                  2.15%                     0.69%

         6 months ended
         10/31/97                   2.92%                   6.92%                     0.87%

         9 months ended
         10/31/97                   2.85%                   6.85%                     1.57%

         1 year ended
         10/31/97                   3.59%                   7.59%                     2.08%

         3 years ended
         10/31/97                  27.87%                  30.87%                     8.09%

         Period 6/7/94(1)
         through 10/31/97          24.01%                  27.01%                     9.56%

(1)      Date of initial public offering of Class B Shares.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.
(3)      Source -- Lipper Analytical.


                           Cumulative Total Return(2)

                                   C Class                    C Class               Consumer Price
                               (including CDSC)          (excluding CDSC)              Index (3)
                               ----------------          ----------------              ---------
         3 months ended
         10/31/97                   1.06%                   2.06%                     0.69%

         6 months ended
         10/31/97                   5.83%                   6.83%                     0.87%

         9 months ended
         10/31/97                   5.86%                   6.86%                     1.57%

         1 year ended
         10/31/97                   6.60%                   7.60%                     2.08%

         Period 1/10/95(1)
         through 10/31/97          30.08%                  30.08%                     7.95%


(1)      Date of initial public offering of Class C Shares.
(2) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.
(3)      Source -- Lipper Analytical.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's and Sub-Adviser's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or the Manager, including the number of such clients serviced by Delaware or the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                  Number
                           Investment          Price Per         of Shares
                             Amount              Share           Purchased
                             ------              ------          ---------

            Month 1          $100                $10.00               10
            Month 2          $100                $12.50                8
            Month 3          $100                $ 5.00               20
            Month 4          $100                $10.00               10
                             -----               ------             ------
                             $400                $37.50               48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from the Delaware Investments family of funds.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's and Sub-Adviser's (collectively referred to in this section as the "Manager") judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended October 31, 1995, 1996 and 1997, no brokerage commissions were paid by the Fund.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended October 31, 1997, there were no portfolio transactions of the Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement and Sub-Advisory Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Voyageur Funds, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.

In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds available from Delaware Investments. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Voyageur Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable by the Fund's shareholders to the extent of any net realized capital gains. The Fund's portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The Fund may hold securities for any period of time. The Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         The portfolio turnover rate of the Fund was 145% for the fiscal year ended June 30, 1996, 66% for the period July 1, 1996 through October 31, 1996 and 202% for the fiscal year ended October 31, 1997.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for additional information on how to invest. Shares of the Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Voyageur Funds, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. There is no minimum initial or subsequent purchase amount for Institutional Class Shares. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Voyageur Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Voyageur Funds, Inc. reserves the right to reject any order for the purchase of shares of the Fund if in the opinion of management such rejection is in the Fund's best interests.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Voyageur Funds, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

         Institutional Class Shares are purchased at net asset value without the imposition of a front-end or contingent deferred sales charge. Institutional Class Shares are subject to annual 12b-1 Plan expenses for the life of the investment. However, the Distributor has voluntarily elected to waive its right to receive 12b-1 fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. See Plan Under Rule 12b-1 under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares, of any expenses under the Fund's 12b-1 Plan.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Voyageur Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares of the Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of the Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares or to purchase either Class B Shares or Class C Shares of the Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge - Class A Shares in the Prospectus for a table illustrating reduced front-end sales charges. See also Special Purchase Features -- Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

Dealer's Commission
         As described more fully in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived. During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.

Plan Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, Voyageur Funds, Inc. has adopted a plan for each Class (the "Plan"). The Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of the respective Class of shares.

         The Plan permits the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Fund may make payments out of the assets of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under its Plan, and the Fund's Distribution Agreement, is on an annual basis, up to 0.25% of each of the Class A Shares' and Institutional Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Voyageur Funds, Inc.'s Board of Directors may reduce these amounts at any time.

         The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. Thus, so long as the Distributor's voluntary waiver is in effect, the formula for determining the annual fee payable on a monthly basis under the Plan with respect to Institutional Class Shares will be the amount obtained by multiplying 0.25% by the average daily net assets represented by shares of the Class that were acquired before March 1, 1998. While this is the method for calculating the 12b-1 Plan fee payable by the Institutional Class, the 12b-1 Plan fee is an Institutional Class expense. As a result, all Institutional Class shareholders, regardless of when they purchase their shares, will bear 12b-1 Plan expenses at the same share rate. As the portion of assets attributable to Institutional Class Shares acquired by shareholders on or after March 1, 1998 increases, and so long as the Distributor's voluntary waiver is in effect, this figure will decrease.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement, as amended, have been approved by the Board of Directors of Voyageur Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Voyageur Funds, Inc. and who have no direct or indirect financial interest in the Plan, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreements. Continuation of the Plan and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plan is in the best interest of shareholders of the Classes of the Fund and that there is a reasonable likelihood of the Plan providing a benefit to the Classes. The Plan and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the Classes. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of the Classes, as well as by a majority vote of those directors who are not "interested persons." Also, any material amendment to the Plan must be approved by a majority vote of the directors including a majority of the noninterested directors of Voyageur Funds, Inc. having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of directors who are not "interested persons" of Voyageur Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended October 31, 1997, payments from Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Fund amounted to $157,056, $22,868, $1,983 and $122,782, respectively.

         For the period May 1, 1997 through October 31, 1997, 12b-1 Plan payments were used for the following purposes:


                                              A Class           B Class          C Class         Institutional Class
                                              -------           -------          -------         -------------------

Advertising                                      $  ---            $ ---             $---                  $ ---
Annual/Semi-Annual Reports                       $  ---            $ ---             $---                  $ ---
Broker Trails                                    $100,733          $2,804            $786                  $59,397
Broker Sales Charges                             $  ---            $5,424            $497                  $ ---
Dealer Service Expenses                          $  ---            $ ---             $  8                  $ ---
Interest on Broker Sales Charges                 $  ---            $2,425            $134                  $ ---
Commissions to Wholesalers                       $  ---            $ ---             $---                  $ ---
Promotional-Broker Meetings                      $  ---            $  33             $  5                  $ ---
Promotional-Other                                $  ---            $ ---             $---                  $ ---
Prospectus Printing                              $  ---            $ ---             $---                  $ ---
Telephone                                        $  ---            $  12             $---                  $ ---
Wholesaler Expenses                              $  ---            $ 522             $ 17                  $ ---
Other                                            $  ---            $ ---             $---                  $ ---

Other Payments to Dealers
          From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in Delaware Investments. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features--Class A Shares

Buying Class A Shares at Net Asset Value
          Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Voyageur Funds, Inc., any other fund available from Delaware Investments, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any such class of shares of any of the other funds available from Delaware Investments, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

          Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Voyageur Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.

          Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their customers when they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

          Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from Delaware Investments at net asset value.

          Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Voyageur Funds, Inc. must be notified in advance that an investment qualifies for purchase at net asset value.

Letter of Intention
          The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Voyageur Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds available from Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other Delaware Investments funds which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Investments funds.

          Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of

Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
          In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

          The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
          In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
          Holders of Class A Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds available from Delaware Investments, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds available from Delaware Investments offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class B Shares, Class C Shares or Institutional Class Shares.

          Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

Group Investment Plans
          Group Investment Plans may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts in Delaware Investments if they so notify the Fund in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

Institutional Class
          Institutional Class Shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class Shares are subject to a Rule 12b-1 fee payable at an annual rate of 0.25% of the Fund's average daily net assets attributable to Institutional Class Shares. See Distribution (12b-1) and Service under Purchasing Shares for a discussion of the Distributor's voluntary waiver of the fee with respect to Institutional Class Shares acquired on or after March 1, 1998.

          The investors who may purchase Institutional Class Shares include: (a) officers and directors of the Fund; (b) officers, directors and full-time employees of the Adviser or Sub-Adviser, and officers, directors and full-time employees of parents and subsidiaries of the foregoing companies; (c) officers, directors and full-time employees of investment advisers of other mutual funds subject to a sales charge and included in any other family of mutual funds that includes any Voyageur Fund or Delaware Investments Fund as a member ("Other Load Funds"), and officers, directors and full-time employees of parents, subsidiaries and corporate affiliates of such investment advisers; (d) spouses and lineal ancestors and descendants of the officers, directors/trustees and employees referenced in clauses (a), (b) and (c), and lineal ancestors and descendants of their spouses; (e) investment executives and other employees of banks and dealers that have selling agreements with the Underwriter and parents, spouses and children under the age of 21 of such investment executives and other employees; (f) trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity; (g) any state or any political subdivision thereof or any instrumentality, department, authority or agency of any state or political subdivision thereof; (h) partners and full-time employees of the Fund's counsel; (i) managed account clients of the Adviser or Sub-Adviser, clients of investment advisers affiliated with the Adviser or Sub-Adviser and other registered investment advisers and their clients (the Fund may be available through a broker-dealer which charges a transaction fee for purchases and sales); (j) tax-qualified employee benefit plans for employees of the Adviser or Sub-Adviser and their subsidiaries and (k) employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code") (which does not include Individual Retirement Accounts) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

INVESTMENT PLANS

Reinvestment Plan/Open Account
          Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class A Shares, Class B Shares or Class C Shares in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class will be reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

          Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
          Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds available from Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

          Subject to the following limitations, dividends and/or distributions from other funds available from Delaware Investments may be invested in shares of the Class A Shares, Class B Shares or Class C Shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares or Institutional Class Shares of the Fund. Dividends from Class B Shares may be directed only to other Class B Shares and dividends from Class C Shares may be directed only to other Class C Shares. Dividends from Institutional Class Shares may be directed only to Institutional Class shares of the Fund.

          Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
          Direct Deposit Purchase Plan -- Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *     *     *

          Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

          Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
          Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Voyageur Funds, Inc. for proper instructions.

Wealth Builder Option
          Shareholders can use the Wealth Builder Option to invest in the Class A Shares, Class B Shares or Class C Shares of the Fund through regular liquidations of shares in their accounts in other mutual funds available from Delaware Investments. Shareholders of Class A Shares, Class B Shares or Class C Shares may elect to invest in one or more of the other mutual funds available from Delaware Investments through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus.

          Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from Delaware Investments, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

          Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
          To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

          The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

          An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

          Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans
          An investment in Class A Shares, Class B Shares and Class C Shares may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA"), and the new Roth IRA. Among the retirement plans the Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

          The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

          Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

          Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

          Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

          It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

          Taxable distributions from the retirement plans may be subject to withholding.

          Please contact your investment dealer or the Distributor for the special application forms required for the plans.

Prototype Profit Sharing or Money Purchase Pension Plans
          Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans.

Individual Retirement Account ("IRA")
          A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year.

          An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

          Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

          A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus concerning the applicability of a CDSC upon redemption.

          Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

Simplified Employee Pension Plan ("SEP/IRA")
          A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
          Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
          Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in shares of the Fund or certain other funds available from Delaware Investments. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the Prospectus.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
          Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of the Fund in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the Prospectus.

Deferred Compensation Plan for State and Local Government Employees ("457")
          Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the Prospectus.

SIMPLE  IRA
          A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
           A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

          Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent, designee, or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class Shares are effected at the net asset value per share next calculated by the fund in which shares are being purchased after receipt of the order by the Fund, its agent, designee, or other authorized persons. Selling dealers are responsible for transmitting orders promptly.

          The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

          An example showing how to calculate the net asset value per share, and in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into Part B.

          The Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

          Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes. Due to the specific distribution expenses and other costs that may be allocable to each Class, the dividends paid to each Class may vary. The net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND REPURCHASE

          Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

          In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreement. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

          Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

          Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge Class B Shares and Class C Shares under Classes of Shares in the Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of Class A Share, Class B Shares and Class C Shares, there is currently a $7.50 bank wiring cost, neither the Fund nor the Fund's

Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

          Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

          The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

          If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

          In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

          Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Voyageur Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

          The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
          Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                               *       *       *

          The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
          Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

          In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

          1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption of Class A Shares, Class B Shares or Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

          2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

          Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

          To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

          If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Fund nor the Fund's Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
          Shareholders who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

          Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

          The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

          Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of the Delaware Investments' retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited

Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

          An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Class Shares.

DISTRIBUTIONS AND TAXES

          The Fund declares a dividend to shareholders of each Class from net investment income on a daily basis. Dividends are declared each day the Fund is open and paid monthly. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of shares of the Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. Voyageur Funds, Inc. reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

          Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will each bear distribution fees payable under their respective 12b-1 Plans.

          Dividends are automatically reinvested in additional shares of the same Class of the Fund at net asset value, unless, in the case of Class A Shares, Class B Shares and Class C Shares, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

          Any distributions from net realized securities profits will be made twice a year. Payment would be made during the first quarter of the next fiscal year. Such distributions will be reinvested in shares, unless the shareholders elect to receive them in cash. The Fund will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

          Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

          "Pre-Act long-term capital gains": securities sold by the Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

          "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

          "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

          "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5- year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket..

          See also Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT

          The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Voyageur Funds, Inc.'s Board of Directors.

          The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On October 31, 1997, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $38 billion in assets in the various institutional or separately managed (approximately $16,012,252,000) and investment company (approximately $22,496,609,000) accounts.

          Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the board of directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National as a result of Lincoln National's acquisition of DFG.

          Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned", as that term is defined by the 1940 Act, and the previous agreement therefore terminated upon the completion of the acquisition. The board of directors of Voyageur Funds, Inc. unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of the Fund approved its Investment Management Agreement with Voyageur, an indirect wholly-owned subsidiary of Lincoln National, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for the Fund.

          Beginning May 1, 1997, Delaware Management Company, Inc. became the Fund's Investment Manager and Voyageur Asset Management LLC became the sub-adviser. The Investment Management Agreement into which the Fund's Manager has entered has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Voyageur Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Voyageur Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.

          Under its Investment Management Agreement, the Manager is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.

          Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of the Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made with Voyageur Funds, Inc.'s Trading Department. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-half of the actual fee paid to the Manager under the terms of the Investment Management Agreement.

          The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

          In connection with the merger transaction described above, the Manager has agreed for the period from May 1, 1997 through April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of the Fund. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. This agreement replaces a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.

         On October 31, 1997, the total net assets of Voyageur Funds, Inc. were $100,196,465.

          Investment management fees incurred by the Fund for the last 3 fiscal years follow:

          Period                    Incurred              Paid           Waived
          ------                    --------              ----           ------

          Year Ended
          October 31, 1997          $568,682             $476,490       $92,192

          Period Ended
          October 31, 1996          $187,687             $187,687         -0-

          Year Ended
          June 30, 1996             $609,965             $608,359       $ 1,606

          Year Ended
          June 30, 1995             $647,382             $644,663       $ 2,719

          For the period May 1, 1997 through October 31, 1997, the Manager paid the Sub-Adviser $273,401.

          Under the general supervision of the Board of Directors, the Manager makes and executes all investment decisions for the Fund. The Manager pays the salaries of all directors, officers and employees of Voyageur Funds, Inc. who are affiliated with the Manager. The Fund pays all of its other expenses.

Distribution and Service
          The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of the Fund's shares under a Distribution Agreement dated March 1, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan. See Distribution (12b-1) and Service under Purchasing Shares for a discussion of the Distributor's waiver with respect to Institutional Class Shares. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

          The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of April 30, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

          The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Voyageur Funds, Inc. are managed under the direction of its Board of Directors.

          Certain officers and directors of Voyageur Funds, Inc. hold identical positions in each of the other funds in Delaware Investments. On January 31, 1998, Voyageur Funds, Inc.'s officers and directors owned less than 1% of the outstanding shares of Class B, Class C and Institutional Class of the Fund and approximately 2% of the outstanding shares of Class A of the Fund.

          As of January 31, 1998, management believes the following shareholders held 5% or more of the outstanding shares of a Class:


Class                              Name and Address of Account                     Share Amount           Percentage
-----                              ---------------------------                     ------------           ----------

US Government Securities           MN State Armory Bldg. Commission                    313,075                6.58%
Fund A Class                       Attn: Terry Palmer
                                   Veterans Service Building
                                   20 West 12th Street
                                   St. Paul, MN 55155

                                   City of Kentwood                                    286,296                6.02%
                                   Attn: Tom Chase
                                   4900 Breton Avenue SE
                                   P.O. Box 8848
                                   Kentwood, MI 49508

                                   Delta County Memorial Hospital                      241,802                5.08%
                                   100 Stafford Lane
                                   P.O. Box 10100
                                   Delta, CO 81416

US Government Securities           Merrill Lynch, Pierce, Fenner & Smith                32,158               14.09%
Fund B Class                       For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive, East - 3rd Floor
                                   Jacksonville, FL 32246

                                   BNC Partnership                                      26,169               11.46%
                                   Attn: Mike Schmitz
                                   c/o BNC National Bank Trust Dept.
                                   322 East Main Street
                                   Bismarck, ND 58501



Class                              Name and Address of Account                    Share Amount           Percentage
-----                              ---------------------------                    ------------           ----------

US Government Securities           Jeanne K. Kinkade                                    14,955                6.55%
Fund B Class                       In Care of Allen Mitchem POA
                                   1375 High Street, Unit 1003
                                   Denver, CO 80218


                                   A.G. Edwards & Sons, Inc. C/F                        12,176                5.33%
                                   Carl Troy Brown, Jr.
                                   Rollover IRA Account
                                   3509 South 88th East Avenue
                                   Tulsa, OK 74145

US Government Securities           Paine Webber                                          7,937               66.02%
Fund C Class                       For the Benefit of Paine Webber CDN FBO
                                   Daniel W. Drake
                                   P.O. Box 3321
                                   Weehawken, NJ 07087

                                   Roselyn A. Jesme                                      2,068               17.20%
                                   Tod Paulette Wiesen et al.
                                   202 8th Street West
                                   Canby, MN 56220

                                   Gerald J. Thompson                                    1,778               14.78%
                                   Charlotte B. Thompson  JTTEN
                                   110 East Fifth Street
                                   Canby, MN 56220

US Government Securities           Bankers Trust Co. as Trustee for                  2,537,641               62.94%
Fund Institutional Class           Public Service Electric & Gas Co.
                                   Master Employee Benefit Plan
                                   34 Exchange Place
                                   Attn: Donna Dekowski
                                   New Jersey, NJ 07303

                                   City of Rapid City, SD                              789,990               19.59%
                                   Attn: James Preston/Colleen Schmidt
                                   300 Sixth Street
                                   Rapid City, SD 57701



         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Voyageur Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of Voyageur Funds, Inc. and each of the other 33 investment companies in Delaware Investments, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman,President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. and Delaware International Holdings Ltd.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         Chief Executive Officer of Delvoy, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (44)
         President, Chief Executive Officer, Director and/or Trustee of Voyageur
                  Funds, Inc. and each of the 33 other investment companies in Delaware Investments.
         President, Chief Executive Officer and Director of Delaware Management
                  Holdings, Inc. and Lincoln National Investment Companies, Inc. President of Lincoln Funds Corporation.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

----------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Voyageur Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation and HYPPCO Finance Company Ltd. Before returning to Delaware Investments in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

Walter P. Babich (70)
         Director and/or Trustee of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (59)
         Director and/or Trustee of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of Voyageur Funds, Inc. and 33 other investment companies in Delaware Investments.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Voyageur Funds, Inc. and each of the other
                  33 investment companies in Delaware Investments.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (58)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of Voyageur Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc.
                  and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         President/Chief Operating Officer/Chief Financial Officer and Director
                  of Delaware International Holdings, Inc.
         Vice  President of Lincoln Funds Corporation.
         Chairman, Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Director of Delaware International Advisers Ltd.
         Before joining Delaware Investments in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
         Senior Vice President, Secretary and General Counsel of Voyageur
                  Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of DMH
                  Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc. and Delvoy, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Voyageur Funds,
                  Inc., each of the other 33 investment companies in Delaware Investments and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller/Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Senior Vice President/Controller and Treasurer of Delvoy, Inc.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. Treasurer of Lincoln Funds Corporation.
         1818 Market Street, Philadelphia, PA 19103.
         Before joining Delaware Investments in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of Voyageur Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager, Investment Accounting of
                  Delaware Distributors, L.P.
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from Voyageur Funds, Inc. during the actual fiscal year, the total compensation received from all investment companies in Delaware Investments for the fiscal year ended October 31, 1997, and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of December 31, 1997.

                                                            Pension or
                                                            Retirement                                  Total
                                                             Benefits             Estimated         Compensation
                                        Aggregate             Accrued              Annual            from all 34
                                      Compensation          as Part of            Benefits      Investment Companies
                                     from Voyageur       Voyageur Funds,            Upon             in Delaware
         Name                        Funds, Inc.(1)        Inc. Expenses        Retirement(2)        Investments
         ----                        --------------        -------------        -------------        -----------

W. Thacher Longstreth                    $496                   None               $38,500          $58,618
Ann R. Leven                             $512                   None               $38,500          $63,743
Walter P. Babich                         $508                   None               $38,500          $62,743
Anthony D. Knerr                         $508                   None               $38,500          $62,743
Charles E. Peck                          $400                   None               $38,500          $55,432
Thomas F. Madison(3)                     $495                   None               $38,500          $30,913

(1) The current Board of Directors was elected by shareholders of Voyageur Funds, Inc. on April 11, 1997 and began serving on May 1, 1997. With the exception of Thomas F. Madison, none of the current directors had served on the prior Board. Compensation figures are estimates of payments for Voyageur Funds, Inc.'s current fiscal year.

(2) Under the terms of Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Investments family of funds for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Investments family of funds, based on the number of funds in Delaware Investments as of that date.

(3) Thomas F. Madison also received $24,500 for his service on the previous Board of Directors during the last fiscal year.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Class A Shares, Class B Shares and Class C Shares and for shareholders of classes of other funds available from Delaware Investments are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds available from Delaware Investments. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds available from Delaware Investments on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from Delaware Investments. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from Delaware Investments. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Fund's Prospectus, neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                  *     *     *

         Following is a summary of the investment objectives of the other Delaware Investments funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series (formerly known as Equity/Income Series) seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series (formerly know as High Yield Series) seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series (formerly known as Money Market Series) seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series (formerly known as Growth Series) seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series (formerly known as Multiple Strategy Series) seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series (formerly known as Emerging Growth Series) seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth.

Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Investments funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from Delaware Investments. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion (SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds as available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds available from Delaware Investments. Prior to May 31, 1997, Voyageur Fund Distributors, Inc. ("VFD") served as the national distributor for the Fund. The Distributor ("DDLP"), for all periods after May 31, 1997, and, VFD, prior to May 31, 1997, received net commissions from on behalf of the Fund's Class A Shares, after reallowances to dealers, as follows:

                      US Government Securities Fund A Class

                                             Total Amount of           Amounts
                                             Underwriting              Reallowed         Net Commission
          Fiscal Year Ended                  Commission                to Dealers        to VFD/DDLP
          -----------------                  ----------                ----------        -----------

          10/31/97                           $34,104                     $5,079             $29,025

          DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received in the aggregate Limited CDSC payments with respect to the Fund's A Class as follows:

                       Period               Limited CDSC Payments
                       ------               ---------------------
                       Year Ended
                       10/31/97                     None

                       Four Months
                       10/31/96                     None

                       Year Ended
                       6/30/96                       None

                       Year Ended
                       6/30/95                      None

         DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received in the aggregate CDSC payments with respect to the Fund's B Class as follows:

                       Period                   CDSC Payments
                       ------                   -------------
                       Year Ended
                       10/31/97                     $5,058

                       Four Months
                       10/31/96                      1,460

                       Year Ended
                       6/30/96                       1,047

                       Year Ended
                       6/30/95                         896

         DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received CDSC payments with respect to the Fund's C Class as follows:

                       Period                   CDSC Payments
                       ------                   -------------
                       Year Ended
                       10/31/97                       $6

                       Four Months
                       10/31/96                        4

                       Year Ended
                       6/30/96                         2

                       Year Ended
                       6/30/95                      None

          The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds available from Delaware Investments. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in Delaware Investments for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

           Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of the Fund's securities and cash. As custodian for the Fund, Norwest maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
          Voyageur Funds, Inc. has a present authorized capitalization of 10 trillion shares of capital stock with a $.01 par value per share.

          The Board of Directors has allocated the following number of shares to the Fund and its respective classes:

                  US Government Securities Fund                  100 billion
                           Class A Shares                         10 billion
                           Class B Shares                         10 billion
                           Class C Shares                         10 billion

          All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

          Each Class of the Fund represents a proportionate interest in the assets of the Fund and has the same voting and other rights and preferences as the other classes of the Fund. Shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Fund may vote only on matters affecting the 12b- 1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plan of the Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

          Beginning June 9, 1997, the name of Voyageur U.S. Government Securities Fund changed to Delaware-Voyageur US Government Securities Fund.

Noncumulative Voting
          Voyageur Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Voyageur Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

          This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A -- RATINGS

Earnings and Dividend Rankings for Common Stocks
          Standard & Poor's Corporation. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

          Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

          Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

          The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

          Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

          The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

     A+    Highest             B+    Average              C    Lowest
     A     High                B     Below Average        D    In Reorganization
     A-    Above Average       B-    Lower

          NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

          The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

          A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Commercial Paper Ratings
          Standard & Poor's Corporation. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

          Moody's Investors Service, Inc. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Superior capacity for repayment of short-term promissory obligations.
          Prime-2 Strong capacity for repayment of short-term promissory obligations.
          Prime-3 Acceptable capacity for repayment of short-term promissory obligations.

Corporate Bond Ratings
          Standard & Poor's Corporation. Its ratings for corporate bonds have the following definitions:

Investment grade:
          Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade:
          Debt rated "BB", "B" "CCC" and "CC" and "C" is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

          Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service, Inc. Its ratings for corporate bonds include the following:

          Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

          Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Preferred Stock Rating
          Standard& Poor's Corporation. Its ratings for preferred stock have the following definitions:

          An issue rated "AAA" has the highest rating that may be assigned by Standard& Poor's ("S&P") to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

          An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

          Preferred stock rate "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

          A preferred stock rated "C" is a non-paying issue.

          A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

          "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          Moody's Investors Service, Inc. Its ratings for preferred stock include the following:

          An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          An issue which is rate "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          An issue which is rated "baa" is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

          An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

          An issue rated "c" is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

APPENDIX B -- GENERAL CHARACTERISTICS AND RISKS OF OPTIONS AND FUTURES

          General. As described in the Prospectus under "Investment Objectives and Policies -- Options and Futures," the Fund may purchase and sell options on the securities in which it may invest and the Fund may purchase and sell options on futures contracts (as defined below) and may purchase and sell futures contracts. The Fund intend to engage in such transactions if it appears advantageous to Voyageur to do so in order to pursue the Fund's investment objectives, to seek to hedge against the effects of market conditions and to seek to stabilize the value of its assets. The Fund will engage in hedging and risk management transactions from time to time in Voyageur's discretion, and may not necessarily be engaging in such transactions when movements in interest rates that could affect the value of the assets of the Fund occur.

          Conditions in the securities, futures and options markets will determine whether and in what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (the "CFTC") and the federal tax requirements applicable to regulated investment companies. Transactions in options and futures contracts may give rise to income that is subject to regular federal income tax and, accordingly, in normal circumstances the Fund does not intend to engage in such practices to a significant extent.

          The use of futures and options, and the possible benefits and attendant risks, are discussed below.

          Futures Contracts and Related Options. The Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or contracts based on financial indices including any index of securities in which the Fund may invest. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. The Fund may also purchase and sell (write) call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during, or at the termination of, the period specified in the terms of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it.

          Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the liquidity of the market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Fund would have to make or take delivery under the futures contract, or, in the case of a purchased option, exercise the option. The Fund would be required to maintain initial margin deposits with respect to the futures contract and to make variation margin payments until the contract is closed. The Fund will incur brokerage fees when they purchase or sell futures contracts.

          At the time a futures contract is purchased or sold, the Fund must deposit in a custodial account cash or securities as a good faith deposit payment (known as "initial margin"). It is expected that the initial margin on futures contracts the Fund may purchase or sell may range from approximately 1 1/2% to approximately 5% of the value of the securities (or the securities index) underlying the contract. In certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily in a process known as "marking to market." If the market value of the futures contract has changed, the Fund will be required to make or will be entitled to receive a payment in cash or specified high quality debt securities in an amount equal to any decline or increase in the value of the futures contract. These additional deposits or credits are calculated and required on a daily basis and are known as "variation margin."

          There may be an imperfect correlation between movements in prices of the futures contract the Fund purchases or sells and the portfolio securities being hedged. In addition, the ordinary market price relationships between securities and related futures contracts may be subject to periodic distortions. Specifically, temporary price distortions could result if, among other things, participants in the futures market elect to close out their contracts through offsetting transactions rather than meet variation margin requirements, investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions or if, because of the comparatively lower margin requirements in the futures market than in the securities market, speculators increase their participation in the futures market. Because price distortions may occur in the futures market and because movements in the prices of securities may not correlate precisely with movements in the prices of futures contracts purchased or sold by the Fund in a hedging transaction, even if Voyageur correctly forecasts market trends the Fund's hedging strategy may not be successful. If this should occur, the Fund could lose money on the futures contracts and also on the value of its portfolio securities.

          Although the Fund believes that the use of futures contracts and options thereon will benefit it, if Voyageur's judgment about the general direction of securities prices or interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if the Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, the Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

          Options on Securities. The Fund may purchase and sell (write) options on securities, which options may be either exchange-listed or over-the-counter options. The Fund may write call options only if the call option is "covered." A call option written by the Fund is covered if the Fund owns the securities underlying the option or has a contractual right to acquire them or owns securities which are acceptable for escrow purposes. The Fund may write put options only if the put option is "secured." A put option written by the Fund is secured if the Fund, which is obligated as a writer of a put option, invests an amount, not less than the exercise price of a put option, in eligible securities.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

          The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

          The Fund may purchase and sell options that are exchange-traded or that are traded over-the counter ("OTC options"). Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it must rely on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

          Although the Fund will enter into OTC options only with dealers that agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. This may impair the Fund's ability to sell a portfolio security at a time when such a sale might be advantageous. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. In the case of options written by the Fund, the inability to enter into a closing purchase transaction may result in material losses to the Fund.

          Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff po sitions, when entering into futures contracts or certain option transactions, such as writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts. Compliance with such segregation requirements may restrict the Fund's ability to invest in intermediate- and long-term Tax Exempt Obligations.

          The Fund intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that futures and options positions be used (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Fund currently does not intend to engage in transactions in futures contracts or options thereon for speculation.

          Accounting Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability subsequently is marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and subsequently is adjusted to the current market value of the option.

          In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset subsequently is adjusted to reflected changes in the amount of the deposit as well as changes in the value of the contract.

FINANCIAL STATEMENTS

          Beginning May 1, 1997, Ernst & Young LLP began serving as the independent auditors for Voyageur Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Fund. KPMG Peat Marwick LLP previously served as the independent auditors for the Fund and, in its capacity as such, audited the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1997 are included in Voyageur Funds, Inc.'s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. The Statements of Changes in Net Assets for the periods ended June 30, 1996 through October 31, 1996, and the Financial Highlights for the periods ended June 30, 1994, through October 31, 1996, were audited by KPMG Peat Marwick LLP whose report, dated December 6, 1996, expressed an unqualified opinion on those statements and financial highlights.

                                     PART C

                                Other Information


Item 24.            Financial Statements and Exhibits

           (a)      Financial Statements:

                    Part A      -   Financial Highlights

                   *Part B      -   Statement of Net Assets
                                    Statement of Assets and Liabilities
                                    Statement of Operations
                                    Statement of Changes in Net Assets
                                    Financial Highlights
                                    Notes to Financial Statements
                                    Accountant's Report

           * The financial statements and Accountant's Report listed above relating to US Government Securities Fund are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended October 31, 1997.

           (b)     Exhibits:

                    (1)     Articles of Incorporation.

                            (a)      Amended and Restated Articles of
                                     Incorporation (November 22, 1993)
                                     incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

                            (b) Certification of Designation (May 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

                            (c)      Certification of Designation (August 30,
                                     1994) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     17 filed October 31, 1995.

                            (d) Articles of Correction to Amended and Restated Articles of Incorporation (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

                            (e)      Certification of Designation (March 8,
                                     1996) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     19 filed March 15, 1996.

                    (2) By-Laws. By-Laws, as amended (October 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed January 3, 1996.

PART C - Other Information
(Continued)

                    (3)     Voting Trust Agreement.  Inapplicable.

                    (4)     Copies of All Instruments Defining the Rights of
                            Holders.

                            (a) Articles of Incorporation and Articles Supplementary.

                                     (i)     Amended and Restated Articles of
                                             Incorporation (November 22, 1993)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 17 filed October 31,
                                             1995.

                                     (ii)    Certification of Designation (May
                                             17, 1994) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 17
                                             filed October 31, 1995.

                                     (iii)   Certification of Designation
                                             (August 30, 1994) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 17
                                             filed October 31, 1995.

                                     (iv)    Articles of Correction to Amended
                                             and Restated Articles of
                                             Incorporation (July 27, 1994)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 17 filed October 31,
                                             1995.

                                     (v)     Certification of Designation (March
                                             8, 1996) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 19
                                             filed March 15, 1996.

                            (b)      By-Laws. By-Laws, as amended (October 24,
                                     1995) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     18 filed January 3, 1996.

                    (5)     Investment Management Agreement.

                            (a) Executed Investment Management Agreement (April 30, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of US Government Securities Fund attached as Exhibit.

                            (b) Executed Investment Sub-Advisory Agreement (April 30, 1997) between Delaware Management Company, Inc. and Voyageur Asset Management LLC on behalf of US Government Securities Fund attached as Exhibit.

PART C - Other Information
(Continued)

                    (6)     (a)      Distribution Agreements.

                                     (i)     Executed Distribution Agreement
                                             (March 1, 1997) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of US
                                             Government Securities Fund attached
                                             as Exhibit.

                            (b) Administration and Service Agreement Form of Administration and Service Agreement (as amended November 1995) included as Module.

                            (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) included as Module.

                            (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended December 1995) included as Module.

                    (7)     Bonus, Profit Sharing, Pension Contracts.
                            Inapplicable.

                    (8)     Custodian Agreement.

                            (a) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

                    (9)     Other Material Contracts.

                            (a) Executed Shareholders Services Agreement (May 1, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of US Government Securities Fund attached as Exhibit.

                            (b) Executed Fund Accounting Agreement (August 16, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of US Government Securities Fund attached as Exhibit.

                                     (i)     Executed Amendment No. 5 (May 1,
                                             1997) to Delaware Group of Funds
                                             Fund Accounting Agreement attached
                                             as Exhibit.

                                     (ii)    Executed Amendment No. 6 (July 21,
                                             1997) to Delaware Group of Funds
                                             Fund Accounting Agreement attached
                                             as Exhibit.

                                     (iii)   Executed Amendment No. 7 (October
                                             14, 1997) to Delaware Group of
                                             Funds Fund Accounting Agreement
                                             attached as Exhibit.

PART C - Other Information
(Continued)

                                     (iv)    Executed Amendment No. 8 (December
                                             18, 1997) to Delaware Group of
                                             Funds Fund Accounting Agreement
                                             attached as Exhibit.

                   (10)     Opinion of Counsel.  Inapplicable.

                   (11)     Consents of Auditors.  Attached as Exhibit.

                   (12)     Inapplicable.

                   (13) Letter of Investment Intent dated October 2, 1987 incorporated into this filing by reference to Post-Effective Amendment No. 19 filed March 15, 1996.

                   (14)     Inapplicable.

                   (15)     Plan under Rule 12b-1.

                            (a) Plan under Rule 12b-1 incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 1, 1995.

                   (16)     Schedules of Computation for each Performance
                            Quotation.

                            (a) Schedule of Computation of Fund Performance for US Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 28, 1996.

                            (b) Schedules of Computation for periods previously not filed attached as Exhibit.

                   (17)     Financial Data Schedules.  Attached as Exhibit.

                   (18)     Plan under Rule 18f-3.

                            (a) Plan under Rule 18f-3 (June 19, 1997) attached as Exhibit.

                   (19)     Other: Directors' Power of Attorney. Attached as
                            Exhibit.


Item 25.               Persons Controlled by or under Common Control with
                       Registrant.  None.

PART C - Other Information
(Continued)

Item 26.               Number of Holders of Securities.

                 (1)                                             (2)

                                                              Number of
           Title of Class                                  Record Holders

           Class A Shares:
           Common Stock Par Value                        1,845 Accounts
           $.01 Per Share                                as of January 31, 1998

           Class B Shares:
           Common Stock Par Value                        76 Accounts
           $.01 Per Share                                as of January 31, 1998

           Class C Shares:
           Common Stock Par Value                        8 Accounts
           $.01 Per Share                                as of Januaryr 31, 1998

           Institutional Class Shares:
           Common Stock Par Value                        37 Accounts
           $.01 Per Share                                as of January 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed February 28, 1997.

PART C - Other Information
(Continued)

Item 28.              Business and Other Connections of Investment Adviser.

           Delaware Management Company, Inc. ("DMC") serves as investment manager to the Registrant and as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

           The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Wayne A. Stork                Chairman of the Board, President, Chief Executive
                              Officer, Chief Investment Officer and Director of
                              Delaware Management Company, Inc.; Chairman of the
                              Board, President, Chief Executive Officer and
                              Director of DMH Corp., Delaware Distributors, Inc.
                              and Founders Holdings, Inc.; Chairman, Chief
                              Executive Officer and Director of Delaware
                              International Holdings Ltd. and Delaware
                              International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., and Delaware Capital Management,
                              Inc.; Chairman of Delaware Distributors, L.P.;
                              President and Chief Executive Officer of Delvoy,
                              Inc.; and Director of Delaware Service Company,
                              Inc. and Delaware Investment & Retirement
                              Services, Inc.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware
                              Management Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.
                              and Delaware Capital Management, Inc.; and
                              Director of Delaware International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer,
                              Fixed Income of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management Holdings,
                              Inc.; Executive Vice President and Director of
                              Founders Holdings, Inc.; Executive Vice President of Delaware Capital Management, Inc.; and Director of Founders CBO Corporation

                              Director, HYPPCO Finance Company Ltd.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

David K. Downes               Executive Vice President, Chief Operating Officer,
                              Chief Financial Officer and Director of Delaware
                              Management Company, Inc., DMH Corp., Delaware
                              Distributors, Inc., Founders Holdings, Inc. and
                              Delvoy, Inc.; Executive Vice President, Chief
                              Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings,
                              Inc., Founders CBO Corporation, Delaware Capital
                              Management, Inc. and Delaware Distributors, L.P.;
                              President, Chief Executive Officer, Chief
                              Financial Officer and Director of Delaware Service
                              Company, Inc.; President, Chief Operating Officer,
                              Chief Financial Officer and Director of Delaware
                              International Holdings Ltd.; Chairman, Chief
                              Executive Officer and Director of Delaware
                              Investment & Retirement Services, Inc.; Chairman and Director of Delaware Management Trust Company;
                              Director of Delaware International Advisers Ltd.;
                              and Vice President of Lincoln Funds Corporation

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                     Senior Vice President, General Counsel, Secretary
Chamberlain, Jr.              and Director of Delaware Management Company, Inc.,
                              DMH Corp., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., Founders Holdings, Inc.,
                              Delaware Capital Management, Inc., Delaware
                              Investment & Retirement Services, Inc. and Delvoy,
                              Inc.; Senior Vice President, Secretary and General
                              Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                              and Delaware Management Holdings, Inc.; Senior
                              Vice President and Director of Delaware
                              International Holdings Ltd.; Executive Vice
                              President, Secretary, General Counsel and Director of Delaware Management Trust Company; Director of
                              Delaware International Advisers Ltd.; Secretary of
                              Lincoln Funds Corporation





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard J. Flannery           Senior Vice President/Corporate & International
                              Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., DMH Corp., Delaware Management
                              Company, Inc., Delaware Distributors, Inc.,
                              Delaware Distributors, L.P., Delaware Management
                              Trust Company, Delaware Capital Management, Inc.,
                              Delaware Service Company, Inc. and Delaware
                              Investment & Retirement Services, Inc.; Executive
                              Vice President/Corporate & International Affairs and Director of Delaware International Holdings
                              Ltd.; Senior Vice President/Corporate &
                              International Affairs and Director of Founders
                              Holdings, Inc. and Delvoy, Inc.; Senior Vice
                              President of Founders CBO Corporation; and
                              Director of Delaware International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof             Senior Vice President and Treasurer of the
                              Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.; Senior
                              Vice President/Investment Accounting of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.; Senior Vice President and
                              Treasurer/Manager, Investment Accounting of
                              Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                              President and Manager of Investment Accounting of
                              Delaware International Holdings Ltd.

Joseph H. Hastings            Senior Vice President/Corporate Controller and
                              Treasurer of Delaware Management Holdings, Inc.,
                              DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware Capital
                              Management, Inc., Delaware Distributors, L.P.,
                              Delaware Service Company, Inc., Delaware
                              International Holdings Ltd. and Delvoy, Inc.;
                              Senior Vice President/Corporate Controller of the
                              Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                              Executive Vice President, Chief Financial Officer and Treasurer of Delaware Management Trust
                              Company; Chief Financial Officer and Treasurer of
                              Delaware Investment & Retirement Services, Inc.;
                              Senior Vice President/Assistant Treasurer of
                              Founders CBO Corporation; and Treasurer of Lincoln
                              Funds Corporation.

Michael T. Taggart            Senior Vice President/Facilities Management and
                              Administrative Services of Delaware Management
                              Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Douglas L. Anderson           Senior Vice President/Operations of Delaware
                              Management Company, Inc., Delaware Investment and
                              Retirement Services, Inc. and Delaware Service
                              Company, Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields              Senior Vice President/Chief Information Officer of
                              Delaware Management Company, Inc., Delaware
                              Service Company, Inc. and Delaware Investment &
                              Retirement Services, Inc.

Eric E. Miller                Vice President, Assistant Secretary and Deputy
                              General Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware
                              Management Company, Inc., Delaware Management
                              Holdings, Inc., DMH Corp., Delaware Distributors,
                              L.P., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., Delaware Management Trust
                              Company, Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Delaware Investment &
                              Retirement Services, Inc.; and Vice President and
                              Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro           Vice President and Assistant Secretary of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., Delaware Distributors,
                              L.P., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., DMH Corp., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc., Delaware Investment & Retirement
                              Services, Inc., Founders Holdings, Inc. and
                              Delvoy, Inc.; Vice President and Secretary of
                              Delaware International Holdings Ltd.; and
                              Secretary of Founders CBO Corporation

                              Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)              Vice President/Assistant Controller of Delaware
                              Management Company, Inc. and Delaware Management
                              Trust Company

Bruce A. Ulmer                Vice President/Director of LNC Internal Audit of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                              Delaware Management Trust Company and Delaware
                              Investment & Retirement Services, Inc.; Vice
                              President/Director of Internal Audit of Delvoy,
                              Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Christopher Adams             Vice President/Strategic Planning of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

Susan L. Hanson               Vice President/Strategic Planning of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

Dennis J. Mara(2)             Vice President/Acquisitions of Delaware Management
                              Company, Inc.

Scott Metzger                 Vice President/Business Development of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

Lisa O. Brinkley              Vice President/Compliance of Delaware Management
                              Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                              Distributors, L.P., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc. and Delaware Investment &
                              Retirement Services, Inc.; Vice President of
                              Delvoy, Inc.

Rosemary E. Milner            Vice President/Legal Registrations of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                              Distributors, L.P. and Delaware Distributors, Inc.

Mary Ellen Carrozza           Vice President/Client Services of Delaware
                              Management Company, Inc. and Delaware Pooled
                              Trust, Inc.

Gerald T. Nichols             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                              President of Founders Holdings, Inc.; and
                              Treasurer, Assistant Secretary and Director of
                              Founders CBO Corporation


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Paul A. Matlack               Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                              President of Founders Holdings, Inc.; and
                              President and Director of Founders CBO Corporation

George H. Burwell             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Gary A. Reed                  Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management,
                              Inc.

Patrick P. Coyne              Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management,
                              Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(3)         Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware
                              Group

John B. Fields                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group and Delaware
                              Capital Management, Inc.

Gerald S. Frey(4)             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Christopher Beck(5)           Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell(6)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and the
                              Delaware-Voyageur Tax-Free Minnesota Intermediate,
                              Delaware-Voyageur Minnesota Insured,
                              Delaware-Voyageur Tax-Free Minnesota,
                              Delaware-Voyageur Tax-Free Idaho, Delaware-
                              Voyageur Tax-Free Kansas, Delaware-Voyageur
                              Tax-Free Missouri, Delaware-Voyageur Tax-Free
                              Oregon, Delaware-Voyageur Tax-Free Washington,
                              Delaware-Voyageur Tax-Free Iowa and
                              Delaware-Voyageur Tax-Free Wisconsin Funds

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Andrew M.                     Vice President/Senior Portfolio Manager of
Company, McCullagh,           Delaware Management Inc. and the Delaware-Voyageur
Jr.(7)                        Tax-Free Arizona Insured, Delaware- Voyageur
                              Tax-Free Arizona, Delaware-Voyageur Tax-Free
                              California Insured, Delaware-Voyageur Tax-Free
                              Colorado, Delaware-Voyageur Tax-Free New Mexico,
                              Delaware-Voyageur Tax-Free North Dakota and
                              Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                 Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo                   Vice President/Portfolio Manager of Delaware
                              Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware
                              Group

Marshall T. Bassett           Vice President/Portfolio Manager of Delaware
                              Management Company, Inc. and each of the equity funds in the Delaware Group.

John Heffern                  Vice President/Portfolio Manager of Delaware
                              Management Company, Inc. and each of the equity funds in the Delaware Group.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
3   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
5   SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
6   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
7 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

         (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for the Registrant. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------

John G. Taft                Chairman of the Board, Director and Chief Executive Officer of Voyageur
                            Asset Management LLC

Edward J. Kohler            Director and President of Voyageur Asset Management LLC

Steven B. Johansen          Director, Treasurer and Chief Financial Officer of Voyageur Asset Management
                            LLC

Thomas J. Abood             Secretary of Voyageur Asset Management LLC


*Business address of each is 90 South Seventh Street, Suite 4400, Minneapolis,
 Minnesota 55402.

Item 29.     Principal Underwriters.

             (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

             (b) Information with respect to each director, officer or partner of principal underwriter:

PART C - Other Information
(Continued)

Name and Principal                        Positions and Offices                       Positions and Offices
Business Address *                        with Underwriter                            with Registrant
------------------                        ----------------                            ---------------
Delaware Distributors, Inc.               General Partner                             None

Delaware Management
Company, Inc.                             Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                          Limited Partner                             None

Wayne A. Stork                            Chairman                                    Chairman

Bruce D. Barton                           President and Chief Executive               None
                                          Officer

David K. Downes                           Executive Vice President,                   Executive Vice
                                          Chief Operating Officer                     President/Chief
                                          and Chief Financial Officer                 Operating Officer/
                                                                                      Chief Financial Officer

George M. Chamberlain, Jr.                Senior Vice President/Secretary/            Senior Vice President/
                                          General Counsel                             Secretary/General Counsel

Richard J. Flannery                       Senior Vice President/Corporate             Senior Vice President/
                                          & International Affairs                     Corporate &
                                                                                      International Affairs

Joseph H. Hastings                        Senior Vice President/Corporate             Senior Vice President/
                                          Controller & Treasurer                      Corporate Controller

Terrence P. Cunningham                    Senior Vice President/Financial             None
                                          Institutions

Thomas E. Sawyer                          Senior Vice President/                      None
                                          National Sales Director

Holly W. Reimel                           Vice President/Manager, National            None
                                          Accounts

Mac McAuliffe                             Senior Vice President/Sales                 None
                                          Manager, Western Division


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                    Positions and Offices                       Positions and Offices
Business Address *                    with Underwriter                            with Registrant
------------------                    ----------------                            ---------------
William F. Hostler                     Senior Vice President/                         None
                                       Marketing Services

J. Chris Meyer                         Senior Vice President/                         None
                                       Director Product Management

Stephen H. Slack                       Senior Vice President/Wholesaler               None

William M. Kimbrough                   Senior Vice President/Wholesaler               None

Daniel J. Brooks                       Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                     Senior Vice President/Western                  None
                                       Division Sales Manager

Henry W. Orvin                         Senior Vice President/Eastern                  None
                                       Division Sales Manager

Michael P. Bishof                      Senior Vice President and Treasurer/           Senior Vice
                                       Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                         Vice President/Assistant Secretary/            Vice President/
                                       Deputy General Counsel                         Assistant Secretary/
                                                                                      Deputy General Counsel

Richelle S. Maestro                    Vice President/                                Vice President/
                                       Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                       Vice President/Compliance                      Vice President/
                                                                                      Compliance

Rosemary E. Milner                     Vice President/Legal Registrations             Vice President/Legal
                                                                                      Registrations

Daniel H. Carlson                      Vice President/Strategic Marketing             None

Diane M. Anderson                      Vice President/Plan Record Keeping             None
                                       and Administration


*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                    Positions and Offices                       Positions and Offices
Business Address *                    with Underwriter                            with Registrant
------------------                    ----------------                            ---------------
Anthony J. Scalia                      Vice President/Defined Contribution            None
                                       Sales, SW Territory

Courtney S. West                       Vice President/Defined Contribution            None
                                       Sales, NE Territory

Denise F. Guerriere                    Vice President/Client Services                 None

Gordon E. Searles                      Vice President/Client Services                 None

Julia R. Vander Els                    Vice President/Participant Services            None

Jerome J. Alrutz                       Vice President/Retail Sales                    None

Joanne A. Mettenheimer                 Vice President/New Business                    None
                                       Development

Scott Metzger                          Vice President/Business Development            Vice President/Business
                                                                                      Development

Stephen C. Hall                        Vice President/Institutional Sales             None

Gregory J. McMillan                    Vice President/National Accounts               None

Christopher H. Price                   Vice President/Manager,                        None
                                       Insurance

Stephen J. DeAngelis                   Vice President/Product                         None
                                       Development

Andrew W. Whitaker                     Vice President/Financial Institutions          None

Jesse Emery                            Vice President/Marketing                       None
                                       Communications

Darryl S. Grayson                      Vice President, Broker/Dealer                  None
                                       Internal Sales

Susan T. Friestedt                     Vice President/Client Service                  None


*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                    Positions and Offices                       Positions and Offices
Business Address *                    with Underwriter                            with Registrant
------------------                    ----------------                            ---------------
Dinah J. Huntoon                       Vice President/Product                         None
                                       Manager Equity

Soohee Lee                             Vice President/Fixed Income                    None
                                       Product Management

Michael J. Woods                       Vice President/UIT Product                     None
                                       Management

Ellen M. Krott                         Vice President/Marketing                       None

Dale L. Kurtz                          Vice President/Marketing Support               None

Richard Allen                          Vice President/Wholesaler                      None

David P. Anderson                      Vice President/Wholesaler                      None

Lee D. Beck                            Vice President/Wholesaler                      None

Gabriella Bercze                       Vice President/Wholesaler                      None

Terrence L. Bussard                    Vice President/Wholesaler                      None

William S. Carroll                     Vice President/Wholesaler                      None

William L. Castetter                   Vice President/Wholesaler                      None

Thomas J. Chadie                       Vice President/Wholesaler                      None

Thomas C. Gallagher                    Vice President/Wholesaler                      None

Douglas R. Glennon                     Vice President/Wholesaler                      None

Ronald A. Haimowitz                    Vice President/Wholesaler                      None

Christopher L. Johnston                Vice President/Wholesaler                      None

Michael P. Jordan                      Vice President/Wholesaler                      None

Jeffrey A. Keinert                     Vice President/Wholesaler                      None


*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                    Positions and Offices                       Positions and Offices
Business Address *                    with Underwriter                            with Registrant
------------------                    ----------------                            ---------------
Thomas P. Kennett                      Vice President/Wholesaler                      None

Debbie A. Marler                       Vice President/Wholesaler                      None

Nathan W. Medin                        Vice President/Wholesaler                      None

Roger J. Miller                        Vice President/Wholesaler                      None

Patrick L. Murphy                      Vice President/Wholesaler                      None

Stephen C. Nell                        Vice President/Wholesaler                      None

Julia A. Nye                           Vice President/Wholesaler                      None

Joseph T. Owczarek                     Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden              Vice President/Wholesaler                      None

Mark A. Pletts                         Vice President/Wholesaler                      None

Philip G. Rickards                     Vice President/Wholesaler                      None

Laura E. Roman                         Vice President/Wholesaler                      None

Linda Schulz                           Vice President/Wholesaler                      None

Edward B. Sheridan                     Vice President/Wholesaler                      None

Robert E. Stansbury                    Vice President/Wholesaler                      None

Julia A. Stanton                       Vice President/Wholesaler                      None

Larry D. Stone                         Vice President/Wholesaler                      None

Edward J. Wagner                       Vice President/Wholesaler                      None

Wayne W. Wagner                        Vice President/Wholesaler                      None

John A. Wells                          Vice President/Marketing Technology            None

Scott Whitehouse                       Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

               (c)    Not Applicable.

Item 30.           Location of Accounts and Records.
                   All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.           Management Services.  None.

Item 32.           Undertakings.

                   (a)    Not Applicable.

                   (b)    Not Applicable.

                   (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                   (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of February, 1998.

                                                  VOYAGEUR FUNDS, INC.

                                                  By /s/Wayne A. Stork
                                                     -------------------------
                                                     Wayne A. Stork
                                                        Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


             Signature                                               Title                                       Date
             ---------                                               -----                                       ----

/s/ Wayne A. Stork                                     Chairman of the Board and Director                   February 25, 1998
-----------------------------------------              Executive Vice President/Chief Operating
Wayne A. Stork                                         Officer/Chief Financial Officer
                                                       (Principal Financial Officer and


/s/David K. Downes                                     Principal Accounting Officer)                        February 25, 1998
---------------------------------------
David K. Downes

/s/ Walter A. Babich                  *                Director                                             February 25, 1998
---------------------------------------
Walter A. Babich

/s/ Anthony D. Knerr                  *                Director                                             February 25, 1998
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                      *                Director                                             February 25, 1998
---------------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth             *                Director                                             February 25, 1998
---------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                 *                Director                                             February 25, 1998
---------------------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick                   *                Director                                             February 25, 1998
----------------------------------------
Jeffrey J. Nick

/s/ Charles E. Peck                   *                Director                                             February 25, 1998
----------------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 ----------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                Exhibit
-----------                -------

EX-99.B5A                  Executed Investment Management Agreement (April 30, 1997) between Delaware
                           Management Company, Inc. and Registrant on behalf of US Government Securities
                           Fund

EX-99.B5B                  Executed Investment Sub-Advisory Agreement (April 30, 1997) between Delaware
                           Management Company, Inc. and Voyageur Asset Management LLC on behalf of
                           US Government Securities Fund

EX-99.B6AI                 Executed Distribution Agreement (March 1, 1997) between Delaware Distributors,
                           L.P. and the Registrant on behalf of US Government Securities Fund

EX-99.B6B                  Form of Administration and Service Agreement (as amended November 1995)
(Module Name
ADMIN_SER_AGREE)

EX-99.B6C                  Dealer's Agreement (November 1995)
(Module Name
DEALERS_AGREE)

EX-99.B6D                  Mutual Fund Agreement for the Delaware Group of Funds (December 1995)
(Module Name
MFAGMT95)

EX-99.B9A                  Executed Shareholders Services Agreement (May 1, 1997) between Delaware Service
                           Company, Inc. and US Government Securities Fund

EX-99.B9B                  Executed Fund Accounting Agreement (August 16, 1996) between Delaware
                           Service Company, Inc. and Registrant on behalf of US Government Securities Fund

EX-99.B9BI                 Executed Amendment No. 5 (May 1, 1997) to Delaware Group of Funds Fund
                           Accounting Agreement

EX-99.B9BII                Executed Amendment No. 6 (July 21, 1997) to Delaware Group of Funds Fund
                           Accounting Agreement

EX-99.B9BIII               Executed Amendment No. 7 (October 14, 1997) to Delaware Group of Funds Fund
                           Accounting Agreement

EX-99.B9BIV                Executed Amendment No. 8 (December 18, 1997) to Delaware Group of Funds Fund
                           Accounting Agreement

EX-99.B11                  Consents of Auditors

EX-99.B16                  Schedules of Computation for periods previously not filed

EX-27                      Financial Data Schedules


                                INDEX TO EXHIBITS
                                   (Continued)


Exhibit No.               Exhibit

EX-99.B18A                Plan under Rule 18f-3

EX-99.B19                 Directors' Power of Attorney